Consolidated Schedule of Investments
January 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–39.61%(a)
Argentina–1.41%
Argentina Treasury Bond BONCER,
1.00%, 08/05/2021	ARS	1,918,753,423	$30,541,102
1.40%, 03/25/2023	ARS	207,540,000	3,035,047
1.50%, 03/25/2024	ARS	151,530,000	2,086,660
4.00%, 04/27/2025	ARS	88,500,000	2,748,952
Argentine Bonos del Tesoro, 18.20%, 10/03/2021	ARS	25,715,000	277,597
			38,689,358
Australia–3.65%
Australia Government Bond, Series 162, 1.75%, 06/21/2051(b)	AUD	143,577,000	100,329,286
Austria–0.49%
Erste Group Bank AG, 6.50%(b)(c)(d)	EUR	1,200,000	1,615,634
Republic of Austria Government Bond, 2.10%, 09/20/2117(b)	EUR	4,590,000	11,813,164
			13,428,798
Brazil–0.19%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2045	BRL	3,550,000	2,957,127
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(b)	BRL	10,292,625	2,149,705
			5,106,832
Chile–0.58%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(b)	CLP	12,000,000,000	15,846,545
Colombia–1.60%
Colombian TES,
Series B, 10.00%, 07/24/2024	COP	14,854,000,000	5,086,451
Series B, 6.25%, 11/26/2025	COP	125,410,000,000	38,936,318
			44,022,769
Czech Republic–0.18%
CPI Property Group S.A., 4.88%(b)(c)(d)	EUR	3,800,000	4,826,563
Egypt–0.51%
Egypt Government Bond, 16.00%, 06/11/2022	EGP	122,000,000	8,020,687
	Principal Amount		Value
Egypt–(continued)
Egypt Government International Bond, 4.75%, 04/16/2026(b)	EUR	4,800,000	$6,088,026
			14,108,713
France–1.01%
French Republic Government Bond OAT,
1.75%, 05/25/2066(b)	EUR	8,769,000	15,732,033
0.50%, 05/25/2072(b)	EUR	10,400,000	12,010,365
			27,742,398
Germany–0.25%
Commerzbank AG, 6.13%(b)(c)(d)	EUR	3,800,000	4,865,120
Volkswagen International Finance N.V., 4.63%(b)(c)(d)	EUR	1,480,000	1,985,637
			6,850,757
Greece–10.43%
Hellenic Republic Government Bond,
1.50%, 06/18/2030(b)	EUR	135,250,000	176,352,046
0.75%, 06/18/2031(b)	EUR	51,800,000	62,673,569
1.88%, 02/04/2035(b)	EUR	34,754,000	47,153,487
Series GDP, 1.00%, 10/15/2042	EUR	76,770,000	279,493
			286,458,595
India–2.47%
India Government Bond,
7.72%, 05/25/2025	INR	35,000,000	523,057
8.20%, 09/24/2025	INR	849,400,000	12,985,773
7.59%, 01/11/2026	INR	700,000,000	10,453,947
7.27%, 04/08/2026	INR	1,700,000,000	25,201,754
8.24%, 02/15/2027	INR	400,000,000	6,172,972
7.17%, 01/08/2028	INR	360,000,000	5,299,342
NTPC Ltd., 2.75%, 02/01/2027(b)	EUR	5,550,000	7,170,527
			67,807,372

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Indonesia–3.59%
Indonesia Treasury Bond,
6.50%, 02/15/2031	IDR	240,000,000,000	$17,458,589
6.25%, 06/15/2036	IDR	37,000,000,000	2,637,206
Series FR56, 8.38%, 09/15/2026	IDR	260,905,000,000	21,074,541
Series FR59, 7.00%, 05/15/2027	IDR	195,000,000,000	14,756,344
Series FR64, 6.13%, 05/15/2028	IDR	40,000,000,000	2,857,733
Series FR74, 7.50%, 08/15/2032	IDR	287,520,000,000	21,769,137
Series FR78, 8.25%, 05/15/2029	IDR	70,900,000,000	5,702,119
Series FR82, 7.00%, 09/15/2030	IDR	165,000,000,000	12,368,414
			98,624,083
Italy–3.73%
Banca Monte dei Paschi di Siena S.p.A., 5.38%, 01/18/2028(b)(c)	EUR	1,125,000	1,191,461
Intesa Sanpaolo S.p.A.,
7.75%(b)(c)(d)	EUR	3,700,000	5,367,954
5.50%(b)(c)(d)	EUR	5,550,000	7,080,379
Italy Buoni Poliennali Del Tesoro,
0.95%, 03/01/2037(b)	EUR	21,164,000	25,258,602
2.80%, 03/01/2067(b)	EUR	32,884,000	52,393,497
UniCredit S.p.A.,
2.73%, 01/15/2032(b)(c)	EUR	3,700,000	4,515,431
9.25%(b)(c)(d)	EUR	5,100,000	6,705,868
			102,513,192
Ivory Coast–0.65%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(b)	EUR	4,395,000	5,699,432
4.88%, 01/30/2032(b)	EUR	2,215,000	2,773,356
6.88%, 10/17/2040(b)	EUR	6,950,000	9,516,020
			17,988,808
Mexico–0.07%
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(b)(e)	MXN	20,232,961	144,987
Mexican Bonos, Series M, 7.75%, 11/13/2042	MXN	30,000,000	1,664,027
			1,809,014
Netherlands–0.38%
Cooperatieve Rabobank U.A., 4.38%(b)(c)(d)	EUR	3,400,000	4,568,837
Maxeda DIY Holding B.V., 5.88%, 10/01/2026(b)	EUR	1,142,000	1,423,327
	Principal Amount		Value
Netherlands–(continued)
Stichting AK Rabobank Certificaten, 6.50%(b)(d)	EUR	2,776,800	$4,433,288
			10,425,452
Portugal–0.71%
Banco Comercial Portugues S.A., 4.50%, 12/07/2027(b)(c)	EUR	1,200,000	1,443,122
Caixa Geral de Depositos S.A., 10.75%(b)(c)(d)	EUR	11,400,000	15,162,158
Novo Banco S.A.,
3.50%, 02/19/2043(b)	EUR	2,250,000	2,410,692
3.50%, 03/18/2043(b)	EUR	390,000	418,606
			19,434,578
Russia–1.80%
Mos.ru, 5.00%, 08/22/2034	RUB	72,806,608	0
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028	RUB	750,000,000	10,528,690
Series 6221, 7.70%, 03/23/2033	RUB	366,700,000	5,332,365
Series 6225, 7.25%, 05/10/2034	RUB	1,562,500,000	21,915,879
Series 6228, 7.65%, 04/10/2030	RUB	800,000,000	11,652,643
			49,429,577
Slovenia–0.40%
Slovenia Government Bond, 0.69%, 03/03/2081(b)	EUR	9,250,000	10,920,857
South Africa–1.90%
Republic of South Africa Government Bond,
Series 2035, 8.88%, 02/28/2035	ZAR	333,000,000	19,512,006
Series 2037, 8.50%, 01/31/2037	ZAR	43,700,000	2,414,216
Series 2048, 8.75%, 02/28/2048	ZAR	130,000,000	7,078,016
Series R186, 10.50%, 12/21/2026	ZAR	296,525,000	23,200,508
			52,204,746
Spain–2.39%
Banco Bilbao Vizcaya Argentaria S.A.,
5.88%(b)(c)(d)	EUR	7,375,000	9,224,019
6.00%(b)(c)(d)	EUR	9,000,000	12,046,360
Banco Santander S.A.,
4.38%(b)(c)(d)	EUR	3,800,000	4,612,295
6.25%(b)(c)(d)	EUR	11,100,000	13,726,728
4.75%(b)(c)(d)	EUR	1,800,000	2,187,054
Bankinter S.A.,
8.63%(b)(c)(d)	EUR	3,255,000	4,037,839
6.25%(b)(c)(d)	EUR	3,800,000	5,098,646
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Spain–(continued)
CaixaBank S.A., 5.88%(b)(c)(d)	EUR	7,400,000	$9,892,644
Telefonica Europe B.V., 4.38%(b)(c)(d)	EUR	3,700,000	4,862,635
			65,688,220
Supranational–0.27%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	222,000,000	1,427,772
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	20,200,000,000	1,447,691
International Finance Corp.,
0.00%, 02/15/2029(b)(f)	TRY	10,300,000	554,466
0.00%, 03/23/2038(f)	MXN	260,000,000	3,928,665
			7,358,594
Thailand–0.17%
Thailand Government Bond, 3.30%, 06/17/2038	THB	115,000,000	4,732,508
Ukraine–0.09%
Ukraine Government International Bond, 6.75%, 06/20/2026(b)	EUR	1,900,000	2,526,911
United Kingdom–0.43%
eG Global Finance PLC, 6.25%, 10/30/2025(b)	EUR	428,000	534,176
HSBC Holdings PLC, 6.00%(b)(c)(d)	EUR	4,895,000	6,478,370
Iceland Bondco PLC, 4.63%, 03/15/2025(b)	GBP	1,069,000	1,474,402
Natwest Group PLC, 5.13%(c)(d)	GBP	2,220,000	3,209,199
			11,696,147
United States–0.26%
AT&T, Inc., 2.05%, 05/19/2032	EUR	5,180,000	7,072,790
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,075,745,878)			1,087,643,463
U.S. Dollar Denominated Bonds & Notes–31.74%
Argentina–0.34%
Argentine Bonad Bonds, 0.10%, 11/30/2021		$10,869,375	6,562,385
Argentine Republic Government International Bond, 2.50%, 07/09/2041(g)		7,400,000	2,701,000
			9,263,385
	Principal Amount	Value
Australia–0.01%
FMG Resources August 2006 Pty. Ltd., 4.75%, 05/15/2022(b)	$322,000	$331,861
Belgium–0.01%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(b)	125,000	132,719
Brazil–1.29%
B2W Digital Lux S.a.r.l., 4.38%, 12/20/2030(b)	2,320,000	2,404,100
Banco do Brasil S.A., 6.25%(b)(c)(d)	1,875,000	1,867,969
Braskem Netherlands Finance B.V., 8.50%, 01/23/2081(b)(c)	1,110,000	1,231,878
Brazilian Government International Bond, 3.88%, 06/12/2030	11,100,000	11,452,425
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(b)	1,850,000	2,144,612
CSN Inova Ventures, 6.75%, 01/28/2028(b)	2,240,000	2,414,496
MARB BondCo PLC, 3.95%, 01/29/2031(b)	1,880,000	1,874,830
Petrobras Global Finance B.V., 5.09%, 01/15/2030	7,400,000	8,138,150
Yara International ASA, 3.15%, 06/04/2030(b)	3,700,000	3,975,248
		35,503,708
Canada–0.40%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030(b)	1,761,000	1,749,994
Canadian Natural Resources Ltd., 2.05%, 07/15/2025	2,590,000	2,686,595
GFL Environmental, Inc., 3.50%, 09/01/2028(b)	894,000	880,876
Parkland Corp., 6.00%, 04/01/2026(b)	1,745,000	1,835,522
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	3,545,000	3,947,573
		11,100,560
Chile–0.22%
AES Gener S.A., 6.35%, 10/07/2079(b)(c)	1,750,000	1,904,726
Antofagasta PLC, 2.38%, 10/14/2030(b)	1,850,000	1,875,438
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Chile–(continued)
Kenbourne Invest S.A., 4.70%, 01/22/2028(b)	$2,220,000	$2,247,750
		6,027,914
China–0.70%
CIFI Holdings Group Co. Ltd.,
6.45%, 11/07/2024(b)	2,150,000	2,305,875
6.00%, 07/16/2025(b)	1,850,000	1,974,875
Country Garden Holdings Co. Ltd., 5.40%, 05/27/2025(b)	4,810,000	5,194,365
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(b)	492,000	423,735
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021(b)	3,750,000	3,719,984
Logan Group Co. Ltd.,
7.50%, 08/25/2022(b)	1,695,000	1,737,317
5.25%, 02/23/2023(b)	3,750,000	3,817,967
		19,174,118
Congo, Democratic Republic of the–0.13%
HTA Group Ltd., 7.00%, 12/18/2025(b)	3,330,000	3,570,593
Denmark–0.03%
Danske Bank A/S, 6.13%(b)(c)(d)	750,000	796,478
Dominican Republic–0.49%
Dominican Republic International Bond,
5.95%, 01/25/2027(b)	1,850,000	2,131,662
4.50%, 01/30/2030(b)	2,960,000	3,105,780
5.30%, 01/21/2041(b)	1,560,000	1,616,550
6.40%, 06/05/2049(b)	3,490,000	3,926,250
5.88%, 01/30/2060(b)	2,600,000	2,735,200
		13,515,442
Egypt–0.25%
Egypt Government International Bond,
8.50%, 01/31/2047(b)	3,700,000	4,082,883
8.70%, 03/01/2049(b)	2,564,000	2,864,911
		6,947,794
	Principal Amount	Value
France–1.35%
BNP Paribas S.A.,
6.75%(b)(c)(d)	$6,000,000	$6,268,140
7.38%(b)(c)(d)	3,700,000	4,276,951
Credit Agricole S.A.,
8.13%(b)(c)(d)	1,172,000	1,419,494
6.88%(b)(c)(d)	4,400,000	4,870,558
Societe Generale S.A.,
7.38%(b)(c)(d)	4,770,000	4,905,802
8.00%(b)(c)(d)	6,455,000	7,588,667
Total Capital International S.A., 3.13%, 05/29/2050	7,400,000	7,653,573
		36,983,185
Germany–0.05%
Mercer International, Inc., 5.13%, 02/01/2029(b)	1,411,000	1,437,456
Ghana–0.14%
Ghana Government International Bond,
7.88%, 03/26/2027(b)	1,850,000	2,032,475
8.95%, 03/26/2051(b)	1,850,000	1,895,129
		3,927,604
Hong Kong–0.35%
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(b)	9,250,000	9,507,573
India–0.52%
Azure Power Energy Ltd., 5.50%, 11/03/2022(b)	3,485,000	3,575,087
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(b)	3,475,000	3,571,281
Oil India International Pte. Ltd., 4.00%, 04/21/2027(b)	4,881,000	5,265,818
UPL Corp. Ltd., 4.50%, 03/08/2028(b)	1,850,000	1,949,357
		14,361,543
Indonesia–1.05%
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(b)	4,475,000	4,642,813
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(b)	7,400,000	8,202,900
5.45%, 05/15/2030(b)	3,700,000	4,374,140
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(b)	1,110,000	1,176,601
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Indonesia–(continued)
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(b)	$3,700,000	$4,066,300
4.88%, 07/17/2049(b)	2,960,000	3,336,127
4.00%, 06/30/2050(b)	2,960,000	3,027,340
		28,826,221
Ireland–0.58%
AerCap Global Aviation Trust, 6.50%, 06/15/2045(b)(c)	1,157,000	1,206,173
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(f)	1,697,641	1,691,771
Series 119, 0.00%, 04/30/2025(b)(f)	1,806,083	1,799,839
Series 120, 0.00%, 04/30/2025(b)(f)	2,260,761	2,252,944
Series 122, 0.00%, 04/30/2025(b)(f)	1,980,781	1,973,932
Series 124, 0.00%, 04/30/2025(b)(f)	1,590,885	1,585,384
Series 126, 0.00%, 04/30/2025(b)	1,779,765	1,773,611
Series 127, 0.00%, 04/30/2025(b)(f)	2,061,488	2,054,360
0.00%, 04/30/2025(b)(f)	1,617,927	1,612,333
		15,950,347
Italy–0.07%
Telecom Italia Capital S.A., 7.20%, 07/18/2036	1,455,000	1,926,740
Japan–0.14%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	3,700,000	3,798,998
Kazakhstan–0.07%
Astana-Finance JSC, 0.00%, 12/22/2024(b)(e)(f)	1,186,224	0
KazMunayGas National Co. JSC, 3.50%, 04/14/2033(b)	1,850,000	1,999,258
		1,999,258
Luxembourg–0.03%
Intelsat Jackson Holdings S.A., 8.50%, 10/15/2024(b)(h)	1,087,000	787,966
Macau–0.61%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(b)	3,495,000	3,599,168
5.88%, 05/15/2026(b)	3,200,000	3,368,512
	Principal Amount	Value
Macau–(continued)
Sands China Ltd.,
3.80%, 01/08/2026(b)	$1,480,000	$1,572,470
4.38%, 06/18/2030(b)	1,850,000	2,032,688
Wynn Macau Ltd.,
4.88%, 10/01/2024(b)	5,987,000	6,038,758
5.50%, 10/01/2027(b)	164,000	170,150
		16,781,746
Mexico–1.47%
Banco Mercantil del Norte S.A., 8.38%(b)(c)(d)	1,850,000	2,158,284
Cemex S.A.B. de C.V.,
5.45%, 11/19/2029(b)	2,590,000	2,836,180
3.88%, 07/11/2031(b)	2,590,000	2,596,475
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(b)	11,125,000	11,386,437
Petroleos Mexicanos,
6.88%, 10/16/2025(b)	3,700,000	4,036,700
4.50%, 01/23/2026	5,469,000	5,408,595
6.49%, 01/23/2027	1,850,000	1,905,500
6.50%, 03/13/2027	3,700,000	3,835,975
6.38%, 01/23/2045	3,700,000	3,193,100
6.35%, 02/12/2048	3,700,000	3,100,193
		40,457,439
Netherlands–0.50%
ING Groep N.V.,
6.88%(b)(c)(d)	3,700,000	3,861,927
5.75%(c)(d)	1,500,000	1,626,878
UPC Holding B.V., 5.50%, 01/15/2028(b)	1,310,000	1,373,044
VEON Holdings B.V., 3.38%, 11/25/2027(b)	6,745,000	6,923,742
		13,785,591
Oman–0.37%
Oman Government International Bond,
4.75%, 06/15/2026(b)	6,982,000	7,142,300
5.63%, 01/17/2028(b)	1,480,000	1,537,276
7.00%, 01/25/2051(b)	1,480,000	1,499,869
		10,179,445
Peru–0.31%
Banco de Credito del Peru, 3.13%, 07/01/2030(b)(c)	1,850,000	1,905,537
Camposol S.A., 6.00%, 02/03/2027(b)	3,700,000	3,889,070
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Peru–(continued)
Nexa Resources S.A., 6.50%, 01/18/2028(b)	$2,220,000	$2,584,913
		8,379,520
Saudi Arabia–0.15%
ADES International Holding PLC, 8.63%, 04/24/2024(b)	1,300,000	1,313,000
Saudi Government International Bond, 2.25%, 02/02/2033(b)	2,704,000	2,674,932
		3,987,932
Sri Lanka–0.05%
Sri Lanka Government International Bond,
6.20%, 05/11/2027(b)	490,000	297,675
6.75%, 04/18/2028(b)	1,673,000	1,012,165
		1,309,840
Sweden–0.07%
Skandinaviska Enskilda Banken AB, 5.13%(b)(c)(d)	1,800,000	1,892,077
Switzerland–1.27%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.75%, 08/15/2050(b)(c)	4,440,000	5,011,517
Credit Suisse Group AG,
7.13%(b)(c)(d)	1,630,000	1,726,561
7.50%(b)(c)(d)	6,680,000	7,423,698
6.38%(b)(c)(d)	3,075,000	3,427,349
6.25%(b)(c)(d)	1,875,000	2,055,485
7.50%(b)(c)(d)	1,475,000	1,609,195
UBS Group AG,
7.00%(b)(c)(d)	1,850,000	2,031,661
7.00%(b)(c)(d)	9,045,000	10,322,516
6.88%(b)(c)(d)	1,355,000	1,364,568
		34,972,550
Thailand–0.26%
Thaioil Treasury Center Co. Ltd.,
3.50%, 10/17/2049(b)	3,700,000	3,525,162
3.75%, 06/18/2050(b)	3,700,000	3,649,418
		7,174,580
Ukraine–0.59%
Metinvest B.V.,
8.50%, 04/23/2026(b)	3,750,000	4,190,812
7.65%, 10/01/2027(b)	555,000	600,027
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(b)	1,800,000	1,839,061
	Principal Amount	Value
Ukraine–(continued)
Ukraine Government International Bond,
8.99%, 02/01/2024(b)	$2,850,000	$3,211,736
7.75%, 09/01/2024(b)	1,850,000	2,047,203
0.00%, 05/31/2040(b)	3,800,000	4,302,816
		16,191,655
United Arab Emirates–0.11%
Emirate of Dubai Government International Bond, 3.90%, 09/09/2050(b)	3,000,000	2,892,345
United Kingdom–1.01%
BP Capital Markets PLC, 4.88%(c)(d)	2,590,000	2,829,057
eG Global Finance PLC, 8.50%, 10/30/2025(b)	688,000	732,032
HSBC Holdings PLC, 6.38%(c)(d)	5,920,000	6,473,964
Natwest Group PLC,
6.00%(c)(d)	1,460,000	1,611,475
Series U, 2.57% (3 mo. USD LIBOR + 2.32%)(d)(i)	3,700,000	3,647,275
Standard Chartered PLC, 7.50%(b)(c)(d)	4,625,000	4,873,339
Standard Life Aberdeen PLC, 4.25%, 06/30/2028(b)	3,775,000	4,042,783
TechnipFMC PLC, 6.50%, 02/01/2026(b)	1,519,000	1,583,669
Vodafone Group PLC, 7.00%, 04/04/2079(c)	1,500,000	1,866,040
		27,659,634
United States–16.75%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	1,327,000	1,399,985
AdaptHealth LLC, 4.63%, 08/01/2029(b)	803,000	821,180
AECOM, 5.13%, 03/15/2027	528,000	591,994
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,842,000	1,888,050
Akumin, Inc., 7.00%, 11/01/2025(b)	1,860,000	1,959,975
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(b)	6,930,000	7,579,687
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	2,082,000	2,074,411
Ally Financial, Inc., 8.00%, 11/01/2031	783,000	1,137,781
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Amsted Industries, Inc., 5.63%, 07/01/2027(b)	$485,000	$513,402
Anagram International, Inc./Anagram Holdings LLC, 5% PIK Rate, 5% Cash Rate , 08/15/2026(b)(j)	54,119	54,660
Applied Materials, Inc., 2.75%, 06/01/2050	3,700,000	3,831,498
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	183,000	186,584
ASGN, Inc., 4.63%, 05/15/2028(b)	691,000	715,607
Ashland LLC, 4.75%, 08/15/2022	56,000	58,636
Bausch Health Cos., Inc.,
7.00%, 03/15/2024(b)	1,094,000	1,119,381
5.75%, 08/15/2027(b)	495,000	533,672
Becton, Dickinson and Co., 3.79%, 05/20/2050	7,400,000	8,575,211
Belo Corp., 7.75%, 06/01/2027	640,000	744,976
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	1,172,000	1,242,326
BorgWarner, Inc., 2.65%, 07/01/2027	2,220,000	2,393,153
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	1,030,000	1,100,915
Brink’s Co. (The),
5.50%, 07/15/2025(b)	149,000	158,592
4.63%, 10/15/2027(b)	1,822,000	1,898,424
Broadcom, Inc., 3.75%, 02/15/2051(b)	3,155,000	3,233,859
Calpine Corp.,
5.25%, 06/01/2026(b)	495,000	511,375
3.75%, 03/01/2031(b)	1,532,000	1,492,168
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	404,000	400,974
9.25%, 07/15/2024(b)	743,000	821,944
Camelot Finance S.A., 4.50%, 11/01/2026(b)	2,014,000	2,098,336
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	1,956,000	2,031,590
Principal Amount		Value
United States–(continued)
Carnival Corp.,
11.50%, 04/01/2023(b)	$16,389,000	$18,618,642
10.50%, 02/01/2026(b)	915,000	1,062,544
CCM Merger, Inc., 6.38%, 05/01/2026(b)	1,338,000	1,421,625
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(b)	293,000	296,576
5.75%, 02/15/2026(b)	1,276,000	1,318,172
5.13%, 05/01/2027(b)	777,000	818,022
5.88%, 05/01/2027(b)	175,000	182,044
5.00%, 02/01/2028(b)	917,000	964,225
4.50%, 08/15/2030(b)	1,647,000	1,736,556
Celanese US Holdings LLC, 5.88%, 06/15/2021	3,441,000	3,506,306
Centene Corp.,
5.38%, 06/01/2026(b)	1,726,000	1,807,467
5.38%, 08/15/2026(b)	1,210,000	1,272,012
4.63%, 12/15/2029	1,373,000	1,524,030
3.38%, 02/15/2030	1,000,000	1,049,065
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	1,377,000	1,451,620
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)	7,500,000	8,331,450
Choice Hotels International, Inc., 3.70%, 01/15/2031	11,100,000	12,091,507
Clarios Global L.P., 6.75%, 05/15/2025(b)	345,000	368,074
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	282,000	299,103
Clearway Energy Operating LLC,
5.75%, 10/15/2025	228,000	239,336
4.75%, 03/15/2028(b)	1,298,000	1,398,335
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	755,000	742,811
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	1,018,000	1,198,318
CNX Resources Corp.,
7.25%, 03/14/2027(b)	1,333,000	1,435,041
6.00%, 01/15/2029(b)	416,000	430,695
Commercial Metals Co., 3.88%, 02/15/2031	2,115,000	2,167,875
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Comstock Resources, Inc., 9.75%, 08/15/2026	$1,292,000	$1,375,980
CoreCivic, Inc.,
5.00%, 10/15/2022	114,000	109,271
4.63%, 05/01/2023	201,000	189,644
Cox Communications, Inc., 2.95%, 10/01/2050(b)	2,720,000	2,686,047
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	1,635,000	1,657,481
Crown Castle International Corp., 3.25%, 01/15/2051	3,700,000	3,775,287
CSC Holdings LLC,
5.88%, 09/15/2022	293,000	309,298
5.50%, 04/15/2027(b)	1,195,000	1,261,561
4.63%, 12/01/2030(b)	2,294,000	2,343,057
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	842,000	856,074
CVS Health Corp., 1.30%, 08/21/2027	3,700,000	3,711,533
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(b)	559,000	583,386
Dana, Inc.,
5.38%, 11/15/2027	477,000	502,937
5.63%, 06/15/2028	749,000	799,842
Darling Ingredients, Inc., 5.25%, 04/15/2027(b)	230,000	243,656
DaVita, Inc.,
4.63%, 06/01/2030(b)	672,000	706,235
3.75%, 02/15/2031(b)	2,085,000	2,071,969
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	1,226,000	1,274,550
6.20%, 07/15/2030(b)	7,400,000	9,472,105
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	2,281,000	2,646,502
7.38%, 01/15/2026	7,929,000	9,114,720
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	2,482,000	2,007,317
6.63%, 08/15/2027(b)	1,062,000	675,698
Discovery Communications LLC, 3.63%, 05/15/2030	2,960,000	3,339,560
DISH DBS Corp.,
5.88%, 11/15/2024	662,000	686,981
7.75%, 07/01/2026	400,000	434,476
DISH Network Corp., Conv., 3.38%, 08/15/2026	300,000	277,378
Principal Amount		Value
United States–(continued)
Diversified Healthcare Trust, 9.75%, 06/15/2025	$1,463,000	$1,662,056
Dun & Bradstreet Corp. (The), 6.88%, 08/15/2026(b)	441,000	472,697
Embarq Corp., 8.00%, 06/01/2036	939,000	1,152,355
Encompass Health Corp., 4.75%, 02/01/2030	1,297,000	1,397,232
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	2,024,000	2,072,576
Energy Transfer Operating L.P., Series A, 6.25%(c)(d)	559,000	454,188
EnerSys, 5.00%, 04/30/2023(b)	820,000	864,587
EnLink Midstream LLC, 5.38%, 06/01/2029	114,000	109,084
EnPro Industries, Inc., 5.75%, 10/15/2026	1,157,000	1,233,431
EPR Properties, 3.75%, 08/15/2029	5,110,000	5,004,800
EQM Midstream Partners L.P., 5.50%, 07/15/2028	1,682,000	1,745,697
Everi Payments, Inc., 7.50%, 12/15/2025(b)	542,000	561,591
Flex Ltd., 3.75%, 02/01/2026	5,661,000	6,262,738
Ford Motor Co.,
8.50%, 04/21/2023	2,709,000	3,038,821
9.00%, 04/22/2025	453,000	552,676
9.63%, 04/22/2030	244,000	346,186
4.75%, 01/15/2043	698,000	705,367
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	417,000	453,383
4.13%, 08/04/2025	7,500,000	7,889,925
3.38%, 11/13/2025	501,000	509,868
4.39%, 01/08/2026	698,000	743,482
5.11%, 05/03/2029	1,782,000	1,963,564
Freeport-McMoRan, Inc.,
4.63%, 08/01/2030	6,290,000	6,994,794
5.40%, 11/14/2034	3,539,000	4,403,843
5.45%, 03/15/2043	205,000	256,631
Frontier Communications Corp.,
10.50%, 09/15/2022(h)	4,321,000	2,303,633
11.00%, 09/15/2025(h)	1,243,000	658,013
Gartner, Inc.,
4.50%, 07/01/2028(b)	838,000	884,886
3.75%, 10/01/2030(b)	621,000	639,233
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	442,000	409,811
6.25%, 05/15/2026	861,000	773,363
7.75%, 02/01/2028	308,000	286,055
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	$2,013,000	$2,082,448
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029(b)	1,476,000	1,582,087
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,248,000	1,275,706
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	788,000	820,355
Hanesbrands, Inc.,
5.38%, 05/15/2025(b)	887,000	946,677
4.88%, 05/15/2026(b)	640,000	693,600
HCA, Inc.,
5.88%, 02/15/2026	231,000	264,495
5.38%, 09/01/2026	1,624,000	1,853,049
5.63%, 09/01/2028	924,000	1,083,801
4.13%, 06/15/2029	1,458,000	1,673,012
7.50%, 11/06/2033	665,000	915,193
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	1,433,000	1,490,019
HighPoint Operating Corp., 8.75%, 06/15/2025	216,000	86,400
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	1,963,000	2,077,757
5.75%, 02/01/2029(b)	469,000	477,768
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	1,413,000	1,424,057
Hologic, Inc., 3.25%, 02/15/2029(b)	775,000	789,047
Host Hotels & Resorts L.P., Series D, 3.75%, 10/15/2023	9,337,000	9,893,354
Howmet Aerospace, Inc., 6.88%, 05/01/2025	472,000	550,470
Hyundai Capital America, 1.80%, 10/15/2025(b)	3,700,000	3,786,436
Ingles Markets, Inc., 5.75%, 06/15/2023	237,000	240,108
International Game Technology PLC, 6.25%, 02/15/2022(b)	4,036,000	4,119,242
Intrado Corp., 5.38%, 07/15/2022(b)	975,000	894,562
IRB Holding Corp., 6.75%, 02/15/2026(b)	455,000	469,433
iStar, Inc., 4.75%, 10/01/2024	1,801,000	1,850,509
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	979,000	1,045,082
Principal Amount		Value
United States–(continued)
Jabil, Inc., 3.00%, 01/15/2031	$3,700,000	$3,872,625
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	1,032,000	1,173,735
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	822,000	820,886
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	1,000,000	1,377,701
5.00%, 06/04/2042	809,000	936,307
4.38%, 06/01/2046	1,130,000	1,205,168
5.50%, 06/01/2050	1,800,000	2,220,417
L Brands, Inc.,
7.50%, 06/15/2029	470,000	527,194
6.88%, 11/01/2035	3,143,000	3,648,363
Lamar Media Corp., 5.75%, 02/01/2026	556,000	573,055
Lennar Corp.,
4.75%, 05/30/2025	760,000	868,289
5.00%, 06/15/2027	1,173,000	1,394,404
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	1,412,000	1,422,421
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	1,392,000	1,449,274
4.63%, 12/15/2027(b)	403,000	425,921
Louisiana-Pacific Corp., 4.88%, 09/15/2024	2,579,000	2,648,311
Macy’s, Inc., 8.38%, 06/15/2025(b)	2,559,000	2,837,777
Marriott International, Inc.,
4.63%, 06/15/2030	745,000	853,530
Series GG, 3.50%, 10/15/2032	10,360,000	11,021,231
Meredith Corp., 6.88%, 02/01/2026	866,000	877,280
Meritage Homes Corp., 5.13%, 06/06/2027	1,439,000	1,620,314
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc.,
5.63%, 05/01/2024	740,000	795,248
5.75%, 02/01/2027	228,000	255,923
MGM Resorts International,
6.00%, 03/15/2023	2,335,000	2,495,531
5.75%, 06/15/2025	251,000	275,146
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	1,151,000	1,138,874
Motorola Solutions, Inc., 2.30%, 11/15/2030	1,480,000	1,485,739
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	1,323,000	1,417,184
Mueller Industries, Inc., 6.00%, 03/01/2027	1,782,000	1,823,984
Murphy Oil Corp., 6.38%, 12/01/2042	545,000	478,238
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Murray Energy Corp., 12.00%, 04/15/2024(b)(h)	$5,744,632	$79,621
Navient Corp.,
6.63%, 07/26/2021	486,000	497,846
6.50%, 06/15/2022	470,000	491,738
6.13%, 03/25/2024	889,000	949,554
5.88%, 10/25/2024	651,000	692,501
6.75%, 06/25/2025	615,000	674,578
6.75%, 06/15/2026	346,000	382,439
5.00%, 03/15/2027	862,000	875,042
5.63%, 08/01/2033	1,107,000	1,059,593
Netflix, Inc.,
5.88%, 11/15/2028	2,996,000	3,763,725
5.38%, 11/15/2029(b)	799,000	999,749
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	713,000	735,727
9.75%, 07/15/2028(b)	606,000	677,205
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	473,000	507,363
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	1,095,000	1,112,794
NGL Energy Partners L.P./NGL Energy Finance Corp.,
6.13%, 03/01/2025	774,000	613,395
7.50%, 04/15/2026	313,000	242,677
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	36,000	40,500
Occidental Petroleum Corp.,
2.70%, 02/15/2023	213,000	210,827
6.95%, 07/01/2024	466,000	506,775
2.90%, 08/15/2024	2,700,000	2,615,625
8.50%, 07/15/2027	238,000	280,025
6.38%, 09/01/2028	568,000	620,185
6.13%, 01/01/2031	720,000	784,584
6.45%, 09/15/2036	79,000	86,811
6.20%, 03/15/2040	719,000	749,557
4.10%, 02/15/2047	545,000	453,372
Omnicare, Inc., 4.75%12/01/2022	5,295,000	5,593,008
OneMain Finance Corp.,
6.88%, 03/15/2025	1,336,000	1,531,390
7.13%, 03/15/2026	1,673,000	1,959,510
5.38%, 11/15/2029	836,000	921,690
4.00%, 09/15/2030	1,555,000	1,568,155
Party City Holdings, Inc., 5.75% (6 mo. USD LIBOR + 5.00%), 07/15/2025(b)(i)	100,119	95,113
Penske Automotive Group, Inc., 5.50%, 05/15/2026	489,000	508,034
Principal Amount		Value
United States–(continued)
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	$511,000	$511,000
Phillips 66, 2.15%, 12/15/2030	11,100,000	10,969,121
Pilgrim’s Pride Corp.,
5.75%, 03/15/2025(b)	473,000	484,281
5.88%, 09/30/2027(b)	842,000	897,109
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	2,220,000	2,350,785
PulteGroup, Inc.,
7.88%, 06/15/2032	450,000	666,000
6.38%, 05/15/2033	450,000	613,125
6.00%, 02/15/2035	450,000	611,139
QEP Resources, Inc., 5.63%, 03/01/2026	2,183,000	2,437,538
Quicken Loans LLC, 5.25%, 01/15/2028(b)	303,000	324,021
QVC, Inc., 5.45%, 08/15/2034	1,111,000	1,185,992
Radian Group, Inc., 4.88%, 03/15/2027	900,000	972,000
Range Resources Corp., 8.25%, 01/15/2029(b)	2,076,000	2,183,692
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	564,000	591,495
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	1,210,000	1,276,550
6.88%, 04/15/2040(b)	953,000	1,064,977
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	1,368,000	1,421,010
RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	520,476
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	538,000	593,306
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	1,630,000	1,734,222
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	381,000	412,433
8.25%, 03/15/2026(b)	1,475,000	1,562,158
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	1,386,000	1,388,599
Seagate HDD Cayman, 4.13%, 01/15/2031(b)	2,960,000	3,106,298
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	820,000	876,170
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	$1,776,000	$1,909,200
5.63%, 11/01/2024(b)	149,000	165,483
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	228,000	234,279
Service Corp. International, 4.63%, 12/15/2027	288,000	307,534
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	1,200,000	1,411,272
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	1,643,000	1,694,344
SM Energy Co., 10.00%, 01/15/2025(b)	1,500,000	1,665,937
Southern Co. (The), Series B, 4.00%, 01/15/2051(c)	8,100,000	8,571,001
Southwestern Energy Co., 7.75%, 10/01/2027	245,000	258,934
Sprint Capital Corp., 8.75%, 03/15/2032	957,000	1,462,774
Sprint Corp.,
7.88%, 09/15/2023	1,260,000	1,456,875
7.63%, 02/15/2025	1,121,000	1,340,996
7.63%, 03/01/2026	1,183,000	1,459,840
Station Casinos LLC, 4.50%, 02/15/2028(b)	1,419,000	1,393,281
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	1,285,000	1,316,322
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	230,000	243,800
5.88%, 03/15/2028	1,500,000	1,595,340
Sysco Corp., 3.30%, 02/15/2050	11,105,000	11,276,736
Talen Energy Supply LLC,
7.25%, 05/15/2027(b)	280,000	296,573
7.63%, 06/01/2028(b)	1,138,000	1,228,329
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	1,206,000	1,240,190
5.88%, 04/15/2026	1,372,000	1,439,756
6.50%, 07/15/2027	228,000	245,670
5.00%, 01/15/2028	760,000	786,125
5.50%, 03/01/2030	243,000	258,567
4.88%, 02/01/2031(b)	231,000	241,395
TEGNA, Inc., 5.50%, 09/15/2024(b)	182,000	185,470
Teleflex, Inc., 4.88%, 06/01/2026	1,209,000	1,255,619
	Principal Amount	Value
United States–(continued)
Tenneco, Inc., 5.38%, 12/15/2024	$885,000	$860,109
Terraform Global Operating LLC, 6.13%, 03/01/2026(b)	696,000	715,878
TerraForm Power Operating LLC,
4.25%, 01/31/2023(b)	318,000	327,992
5.00%, 01/31/2028(b)	96,000	106,740
Titan International, Inc., 6.50%, 11/30/2023	1,033,000	977,368
Universal Health Services, Inc., 2.65%, 10/15/2030(b)	4,156,000	4,224,013
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	1,400,000	1,486,366
Valvoline, Inc., 3.63%, 06/15/2031(b)	1,233,000	1,239,165
Viatris, Inc., 3.85%, 06/22/2040(b)	2,220,000	2,454,709
Vistra Operations Co. LLC,
5.50%, 09/01/2026(b)	258,000	268,565
5.63%, 02/15/2027(b)	460,000	485,930
5.00%, 07/31/2027(b)	969,000	1,021,035
William Carter Co. (The),
5.50%, 05/15/2025(b)	226,000	240,549
5.63%, 03/15/2027(b)	637,000	674,026
WRKCo, Inc., 3.00%, 06/15/2033	5,180,000	5,651,588
XPO Logistics, Inc.,
6.13%, 09/01/2023(b)	991,000	1,008,962
6.75%, 08/15/2024(b)	458,000	484,953
		459,949,440
Total U.S. Dollar Denominated Bonds & Notes (Cost $843,325,205)		871,485,257

Asset-Backed Securities–7.68%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(b)	3,925,000	4,077,309
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.37% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(i)	22,062	22,773
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(k)	13,112,238	378,995
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(b)	$290,000	$294,076
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(b)(k)	18,179	188
CarMax Auto Owner Trust,
Series 2019-3, Class D, 2.85%, 01/15/2026	2,285,000	2,392,902
Series 2017-4, Class D, 3.30%, 05/15/2024	750,000	766,740
Series 2018-1, Class D, 3.37%, 07/15/2024	510,000	530,085
CCG Receivables Trust,
Series 2018-1, Class C, 3.42%, 06/16/2025(b)	175,000	176,578
Series 2019-1, Class B, 3.22%, 09/14/2026(b)	335,000	348,384
Series 2019-1, Class C, 3.57%, 09/14/2026(b)	80,000	83,183
Series 2018-1, Class B, 3.09%, 06/16/2025(b)	615,000	619,842
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(k)	5,255,969	214,780
Chase Funding Trust, Series 2003-2, Class 2A2, 0.69% (1 mo. USD LIBOR + 0.56%), 02/25/2033(i)	15,456	14,785
CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	588,544	586,579
Series 2005-JA, Class A7, 5.50%, 11/25/2035	640,381	636,316
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(k)	14,800,884	771,683
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 3.26%, 05/25/2035(l)	751,995	769,795
Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(i)	190,773	198,068
Series 2014-8, Class 1A2, 0.71% (1 mo. USD LIBOR + 0.29%), 07/20/2036(b)(i)	702,438	685,731
Principal Amount		Value

CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	$495,000	$502,326
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.51%, 12/10/2045(k)	6,602,928	153,933
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	4,690,000	5,176,278
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	70,000	77,153
Credit Acceptance Auto Loan Trust,
Series 2019-1A, Class B, 3.75%, 04/17/2028(b)	200,000	208,432
Series 2019-1A, Class C, 3.94%, 06/15/2028(b)	1,240,000	1,299,887
Series 2018-1A, Class B, 3.60%, 04/15/2027(b)	2,425,162	2,439,665
Series 2018-1A, Class C, 3.77%, 06/15/2027(b)	2,535,000	2,573,824
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.36% (1 mo. USD LIBOR + 0.23%), 12/15/2035(i)	25,385	25,132
Series 2006-H, Class 2A1A, 0.28% (1 mo. USD LIBOR + 0.15%), 11/15/2036(i)	32,576	26,061
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	650,000	663,872
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	2,980,000	3,032,145
Deutsche Mortgage Securities, Inc., Series 2013-RS1, Class 1A2, 0.57% (1 mo. USD LIBOR + 0.44%), 07/22/2036(b)(i)	268,848	269,187
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(b)	655,000	682,449
Series 2019-4A, Class D, 2.85%, 07/15/2025(b)	6,025,000	6,239,014
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(b)	5,000,000	5,212,907
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	6,290,000	6,500,804
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.87%, 01/25/2050(b)(l)	$840,000	$933,344
Series 2016-K54, Class C, 4.05%, 04/25/2048(b)(l)	4,190,000	4,603,789
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.33%, 07/25/2035(l)	92,682	95,415
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.75% (1 mo. USD LIBOR + 0.62%), 07/25/2035(i)	8,754	8,798
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	425,000	443,759
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.82%, 07/25/2035(l)	84,725	86,170
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(l)	1,655,000	1,720,663
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(l)	27,120	17,542
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.23% (1 mo. USD LIBOR + 0.10%), 08/25/2036(i)	3,434,462	1,620,294
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	1,565,000	1,643,175
Series 2014-C14, Class B, 4.86%, 02/15/2047(l)	680,000	746,152
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.79%, 12/15/2050(k)	4,948,986	216,074
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 2.62%, 11/26/2036(b)(l)	8,451,530	8,140,215
Principal Amount		Value

Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-1, Class C, 1.08% (1 mo. USD LIBOR + 0.95%), 05/25/2024(b)(i)	$605,000	$605,338
Series 2019-1, Class D, 1.58% (1 mo. USD LIBOR + 1.45%), 05/25/2024(b)(i)	580,000	580,845
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	3,250,000	3,343,413
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	38,405	35,818
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7, 6.00%, 06/25/2035	3,487,921	3,223,137
Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(b)	3,250,000	3,348,030
Series 2019-C, Class C, 2.39%, 11/20/2023(b)	5,490,000	5,648,663
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.00%, 11/15/2050(k)	9,613,492	456,077
Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(m)	112,400	1,283
Series 1992-2, Class IO, 0.00%, 09/15/2022(k)	476,306	0
Series 1995-3, Class 1IO, 0.00%, 09/15/2025(k)	3,287,415	3
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 2.56%, 10/25/2033(l)	48,898	49,714
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.88%, 12/15/2050(k)	6,492,206	327,242
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, IO, 1.26%, 03/15/2044(b)(k)		$4,663,378	$5,346
Series 2013-C14, Class AS, 3.49%, 06/15/2046		1,800,000	1,895,646
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(l)		1,135,000	1,239,571
Series 2014-C20, Class AS, 4.18%, 05/15/2047		1,455,000	1,586,697
Alba PLC, Series 2007-1, Class F, 3.29% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(b)(i)	GBP	1,215,164	1,564,368
Eurosail PLC,
Series 2006-2X, Class E1C, 3.29% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(b)(i)	GBP	5,550,000	6,876,469
Series 2006-3X, Class D1C, 0.94% (3 mo. GBP LIBOR + 0.90%), 09/10/2044(b)(i)	GBP	4,000,000	4,562,540
Gemgarto PLC, Series 2018-1, Class E, 2.29% (3 mo. GBP LIBOR + 2.25%), 09/16/2065(b)(i)	GBP	6,523,475	8,685,209
Hawksmoor Mortgages PLC, Series 2019-1X, Class G, 3.55% (3 mo. SONIA + 3.50%), 05/25/2053(b)(i)	GBP	4,352,000	5,775,528
Ludgate Funding PLC, Series 2007-1, Class MA, 0.27% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(b)(i)	GBP	3,532,686	4,553,997
Towd Point Mortgage Funding, Series 2019-V2X, Class F, 3.05% (3 mo. SONIA + 3.00%), 02/20/2054(b)(i)	GBP	6,660,000	9,125,574
Prosil Acquisition S.A., Series 2019-1, Class A, 1.46% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(i)	EUR	6,581,038	6,870,705
	Principal Amount		Value

Alhambra SME Funding,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(b)(i)	EUR	12,593,546	$14,827,630
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(b)(i)	EUR	1,875,000	2,183,579
Series 2019-1, Class D, 8.68% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(i)	EUR	424,276	466,096
Futura S.r.l., Series 2019-1, Class A, 2.61% (6 mo. EURIBOR + 3.00%), 07/31/2044(b)(i)	EUR	6,232,542	7,401,738
Taurus, Series 2018-IT1, Class A, 1.00% (3 mo. EURIBOR + 1.00%), 05/18/2030(i)	EUR	20,444,530	24,535,426
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(b)	EUR	15,000,000	18,542,369
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(b)(i)	EUR	3,348,609	3,720,893
Total Asset-Backed Securities (Cost $205,462,740)			210,966,195

U.S. Government Sponsored Agency Mortgage-Backed Securities–4.18%
Fannie Mae Grantor Trust,
IO, 0.64%, 11/25/2040		$2,951,270	44,797
0.37%, 12/25/2041		18,927,999	213,867
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023(m)		28,413	1,677
7.50%, 10/25/2023(m)		14,058	788
7.50%, 11/25/2023(m)		3,687	277
7.50%, 01/25/2024(m)		13,232	981
6.50%, 04/25/2029(m)		67,751	10,000
7.50%, 11/25/2029(m)		77,953	13,667
6.50%, 06/25/2031(m)		602,082	87,906
6.50%, 02/25/2032(m)		217,803	33,676
6.50%, 04/25/2032(m)		372,977	70,158
6.50%, 07/25/2032(m)		156,301	26,540
6.00%, 12/25/2032(m)		138,825	22,918
6.00%, 02/25/2033(m)		327,441	59,225
6.00%, 02/25/2033(m)		270,316	49,596
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

6.00%, 03/25/2033(m)	$678,224	$116,276
6.00%, 03/25/2033(m)	380,876	67,296
5.50%, 11/25/2033(m)	783,295	139,277
5.50%, 01/25/2034(m)	231,025	39,027
5.50%, 04/25/2034(m)	180,460	31,853
5.50%, 04/25/2034(m)	95,690	16,756
5.50%, 02/25/2035(m)	61,683	10,576
5.50%, 06/25/2035(m)	126,455	20,405
6.00%, 08/25/2035(m)	8,923	1,793
Fannie Mae REMICs,
IO, 5.50%, 06/25/2023(m)	13,938	612
6.57% (1 mo. USD LIBOR + 6.70%), 02/25/2024(i)(m)	1,116	50
7.47% (1 mo. USD LIBOR + 7.60%), 06/25/2026(i)(m)	119,362	16,821
7.77% (7.90% - 1 mo. USD LIBOR), 11/18/2031(i)(m)	185,336	39,392
7.77% (7.90% - 1 mo. USD LIBOR), 11/25/2031(i)(m)	3,603	749
7.77% (7.90% - 1 mo. USD LIBOR), 12/18/2031(i)(m)	4,687	862
7.82% (1 mo. USD LIBOR + 7.95%), 01/25/2032(i)(m)	46,025	9,355
7.87% (8.00% - 1 mo. USD LIBOR), 03/18/2032(i)(m)	84,639	19,046
7.97% (1 mo. USD LIBOR + 8.10%), 03/25/2032(i)(m)	71,857	15,843
6.87% (7.00% - 1 mo. USD LIBOR), 04/25/2032(i)(m)	54,401	10,610
7.67% (7.80% - 1 mo. USD LIBOR), 04/25/2032(i)(m)	41,772	9,034
7.97% (8.10% - 1 mo. USD LIBOR), 04/25/2032(i)(m)	52,760	11,953
7.87% (8.00% - 1 mo. USD LIBOR), 07/25/2032(i)(m)	62,549	13,771
7.87% (8.00% - 1 mo. USD LIBOR), 07/25/2032(i)(m)	85,783	19,068
7.87% (8.00% - 1 mo. USD LIBOR), 09/25/2032(i)(m)	39,823	8,834
	Principal Amount	Value

7.97% (1 mo. USD LIBOR + 8.10%), 12/18/2032(i)(m)	$59,233	$9,378
7.97% (8.10% - 1 mo. USD LIBOR), 12/18/2032(i)(m)	92,682	20,291
8.07% (1 mo. USD LIBOR + 8.20%), 01/25/2033(i)(m)	458,697	104,028
8.12% (8.25% - 1 mo. USD LIBOR), 02/25/2033(i)(m)	100,078	23,316
7.00%, 03/25/2033(m)	388,607	72,988
7.00%, 04/25/2033(m)	247,297	51,338
7.00%, 04/25/2033(m)	43,338	8,520
8.10% (1 mo. USD LIBOR + 8.25%), 05/25/2033(i)(m)	205,557	48,674
7.42% (1 mo. USD LIBOR + 7.55%), 10/25/2033(i)(m)	227,503	50,458
5.92% (6.05% - 1 mo. USD LIBOR), 03/25/2035(i)(m)	151,149	26,810
6.62% (6.75% - 1 mo. USD LIBOR), 03/25/2035(i)(m)	18,234	3,093
6.47% (1 mo. USD LIBOR + 6.60%), 05/25/2035(i)(m)	503,278	81,740
6.57% (6.70% - 1 mo. USD LIBOR), 05/25/2035(i)(m)	881,686	164,968
6.62% (6.75% - 1 mo. USD LIBOR), 05/25/2035(i)(m)	363,517	53,624
7.08% (1 mo. USD LIBOR + 7.23%), 09/25/2036(i)(m)	953,079	158,678
6.41% (1 mo. USD LIBOR + 6.54%), 06/25/2037(i)(m)	1,265,683	256,657
5.92% (1 mo. USD LIBOR + 6.05%), 07/25/2038(i)(m)	42,498	6,930
4.00%, 04/25/2041(m)	1,620,220	156,969
6.42% (6.55% - 1 mo. USD LIBOR), 10/25/2041(i)(m)	237,349	49,553
6.02% (6.15% - 1 mo. USD LIBOR), 12/25/2042(i)(m)	682,830	135,713
7.00%, 07/25/2026	15,717	17,330
4.00%, 08/25/2026	935	944
6.50%, 10/25/2028	120,894	137,652
6.50%, 04/25/2029	5,448	6,025
6.00%, 05/25/2031	62,002	69,786
6.00%, 01/25/2032	160,189	182,073
1.13% (1 mo. USD LIBOR + 1.00%), 04/25/2032(i)	84,575	86,395
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

1.13% (1 mo. USD LIBOR + 1.00%), 04/25/2032(i)	$25,995	$26,554
1.13% (1 mo. USD LIBOR + 1.00%), 09/25/2032(i)	22,987	23,487
0.63% (1 mo. USD LIBOR + 0.50%), 10/18/2032(i)	57,506	57,764
0.63% (1 mo. USD LIBOR + 0.50%), 12/25/2032(i)	101,416	100,564
1.13% (1 mo. USD LIBOR + 1.00%), 12/25/2032(i)	16,845	17,212
0.53% (1 mo. USD LIBOR + 0.40%), 11/25/2033(i)	56,650	56,830
24.09% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(i)	205,016	331,752
23.72% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(i)	223,838	352,695
1.07% (1 mo. USD LIBOR + 0.94%), 06/25/2037(i)	96,989	99,279
4.00%, 03/25/2041	115,789	126,706
Federal Home Loan Mortgage Corp.,
7.00%, 08/01/2021	1,703	1,712
7.00%, 12/01/2021	1,579	1,589
7.00%, 01/01/2022	5,781	5,821
6.50%, 02/01/2022	3,032	3,119
6.50%, 09/01/2022	6,483	6,685
6.00%, 10/01/2022	4,243	4,767
8.50%, 08/01/2031	28,662	33,635
Federal National Mortgage Association,
9.50%, 03/15/2021	7	7
7.00%, 09/01/2021	505	508
5.00%, 11/01/2021	180	188
5.00%, 12/01/2021	101	106
5.50%, 01/01/2022	922	932
5.50%, 02/01/2022	1,442	1,453
5.50%, 02/01/2022	112	113
5.50%, 02/01/2022	5,150	5,210
5.50%, 02/01/2022	299	301
5.50%, 04/01/2022	583	590
5.50%, 05/01/2022	999	1,006
5.50%, 05/01/2022	1,048	1,055
5.50%, 05/01/2022	3,187	3,250
7.00%, 06/01/2022	6,063	6,207
5.50%, 07/01/2022	1,745	1,776
5.50%, 07/01/2022	1,006	1,025
7.00%, 07/01/2022	3,655	3,754
5.50%, 08/01/2022	7,141	7,265
7.00%, 08/01/2022	10,653	10,959
8.50%, 07/01/2032	3,305	3,318
7.50%, 03/01/2033	26,434	31,217
7.00%, 12/01/2033	14,952	17,109
5.50%, 02/01/2035	37,003	43,435
Principal Amount		Value

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, 0.65%, 02/25/2026(l)	$4,057,327	$116,805
Series K735, Class X1, 1.10%, 05/25/2026(l)	6,801,740	310,271
Series K093, Class X1, 0.95%, 05/25/2029(l)	45,759,077	3,230,271
Freddie Mac REMICs,
1.50%, 07/15/2023	132,062	132,995
5.00%, 09/15/2023	88,019	91,449
6.75%, 02/15/2024	9,734	10,318
6.50%, 02/15/2028	3,203	3,621
6.50%, 03/15/2028	3,088	3,471
6.50%, 04/15/2028	3,099	3,564
0.58% (1 mo. USD LIBOR + 0.45%), 02/15/2029(i)	10,388	10,413
0.78% (1 mo. USD LIBOR + 0.65%), 07/15/2029(i)	16,552	16,680
6.50%, 01/15/2031	6,381	7,277
6.50%, 06/15/2031	53,922	62,229
6.50%, 10/15/2031	7,629	8,979
1.13% (1 mo. USD LIBOR + 1.00%), 02/15/2032(i)	81,448	83,190
1.13% (1 mo. USD LIBOR + 1.00%), 02/15/2032(i)	83,298	85,080
1.13% (1 mo. USD LIBOR + 1.00%), 02/15/2032(i)	68,873	70,346
1.13% (1 mo. USD LIBOR + 1.00%), 03/15/2032(i)	82,586	83,048
3.50%, 05/15/2032	107,633	115,800
6.50%, 06/15/2032	31,793	36,998
0.63% (1 mo. USD LIBOR + 0.50%), 01/15/2033(i)	9,479	9,580
24.29% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(i)	164,923	271,426
4.00%, 06/15/2038	136,226	149,724
4.00%, 04/15/2040	115,178	117,211
3.00%, 05/15/2040	4,287	4,415
IO, 5.87% (1 mo. USD LIBOR + 6.00%), 03/15/2024(i)(m)	326,309	23,155
7.00%, 03/15/2028(m)	8,271	1,232
7.00%, 04/15/2028(m)	47,159	7,330
8.57% (8.70% - 1 mo. USD LIBOR), 07/17/2028(i)(m)	20,516	1,602
8.57% (8.70% - 1 mo. USD LIBOR), 07/17/2028(i)(m)	44,844	4,441
7.97% (8.10% - 1 mo. USD LIBOR), 06/15/2029(i)(m)	81,777	15,374
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

8.82% (1 mo. USD LIBOR + 8.95%), 08/15/2029(i)(m)	$41,637	$7,293
6.92% (1 mo. USD LIBOR + 7.05%), 10/15/2033(i)(m)	358,659	69,724
6.57% (6.70% - 1 mo. USD LIBOR), 01/15/2035(i)(m)	623,158	110,981
6.62% (6.75% - 1 mo. USD LIBOR), 02/15/2035(i)(m)	41,802	7,345
6.59% (1 mo. USD LIBOR + 6.72%), 05/15/2035(i)(m)	756,063	148,058
6.59% (6.72% - 1 mo. USD LIBOR), 05/15/2035(i)(m)	254,687	39,977
6.02% (6.15% - 1 mo. USD LIBOR), 07/15/2035(i)(m)	806,894	111,007
6.87% (7.00% - 1 mo. USD LIBOR), 12/15/2037(i)(m)	190,433	42,896
5.87% (1 mo. USD LIBOR + 6.00%), 04/15/2038(i)(m)	64,278	11,047
5.94% (6.07% - 1 mo. USD LIBOR), 05/15/2038(i)(m)	339,915	65,886
6.12% (1 mo. USD LIBOR + 6.25%), 12/15/2039(i)(m)	157,743	29,276
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(m)	57,863	7,750
7.00%, 04/01/2030(m)	57,631	10,528
6.50%, 06/01/2031(m)	47,073	8,579
6.50%, 02/01/2028(m)	23,663	3,353
7.00%, 09/01/2029(m)	156,687	27,553
7.50%, 12/15/2029(m)	75,156	14,125
6.00%, 12/15/2032(m)	136,547	21,797
Government National Mortgage Association,
ARM, 2.25% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(i)	1,328	1,373
7.00%, 01/15/2028	8,603	9,578
7.00%, 01/15/2028	3,627	3,787
7.00%, 01/15/2028	4,443	4,506
7.00%, 01/15/2028	8,307	9,096
8.00%, 01/15/2028	7,995	8,031
8.00%, 01/15/2028	38,436	39,516
7.00%, 02/15/2028	3,737	4,088
8.00%, 02/15/2028	1,402	1,408
8.00%, 02/15/2028	8,785	9,945
7.00%, 03/15/2028	12,093	12,431
	Principal Amount	Value

8.00%, 04/15/2028	$4,205	$4,212
8.00%, 05/15/2028	9,346	10,754
7.00%, 06/15/2028	393	395
7.00%, 06/15/2028	2,326	2,363
8.00%, 06/15/2028	42,860	48,732
7.00%, 07/15/2028	3,641	4,050
7.00%, 07/15/2028	731	734
7.00%, 07/15/2028	2,520	2,530
7.00%, 07/15/2028	561	626
7.00%, 07/15/2028	11,387	11,435
7.00%, 07/15/2028	3,382	3,396
7.00%, 07/15/2028	11,203	12,418
8.00%, 07/15/2028	14,533	14,599
7.00%, 08/15/2028	64,060	70,999
7.00%, 08/15/2028	5,596	5,870
7.00%, 08/15/2028	22,523	22,687
7.00%, 08/15/2028	21,096	21,183
8.00%, 09/15/2028	9,248	9,263
7.00%, 01/20/2030	28,578	33,598
IO, 6.42% (6.55% - 1 mo. USD LIBOR), 04/16/2037(i)(m)	636,417	125,460
6.52% (6.65% - 1 mo. USD LIBOR), 04/16/2041(i)(m)	1,111,394	189,711
TBA, 2.50%, 02/01/2051(n)	30,200,000	31,781,961
Uniform Mortgage-Backed Securities,
TBA, 2.00%, 02/01/2036(n)	28,350,000	29,622,427
2.50%, 02/01/2051(n)	40,000,000	42,151,563
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $115,193,876)		114,710,413
U.S. Treasury Securities–2.24%
U.S. Treasury Inflation — Indexed Notes–2.24%
0.13%, 04/15/2025 (Cost $58,534,196)(o)	58,534,196	61,549,958
Variable Rate Senior Loan Interests–1.56%(p)(q)
Canada–0.05%
Valeant Pharmaceuticals International, Inc., First Lien Incremental Term Loan, 2.87% (3 mo. USD LIBOR + 2.75%), 11/27/2025(r)	1,329,429	1,329,535
Colombia–1.07%
Avianca Holdings S.A., Term Loan A-1, 11/10/2021(r)	16,396,431	16,437,422
Avianca Holdings S.A., Term Loan A-2, 11/10/2021	13,000,000	13,032,500
		29,469,922
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–0.44%
Boxer Parent Co., Inc., Term Loan (1 mo. USD LIBOR + 4.25%), 10/02/2025	$685,000	$685,322
Claire’s Stores, Inc., Term Loan B,6.62% (1 mo. USD LIBOR + 6.50%), 12/18/2026(r)	189,079	176,237
Dun & Bradstreet Corp. (The), Term Loan,3.88% (1 mo. USD LIBOR + 3.75%), 02/06/2026(r)	1,035,177	1,039,246
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.25%), 06/29/2025	1,375,000	1,369,589
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%), 10/02/2025	1,368,000	1,372,617
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%), 07/29/2027	1,375,000	1,381,779
IRB Holding Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.25%), 12/01/2027	1,600,000	1,607,856
Radiology Partners, Inc., First Lien Term Loan B, 07/09/2025	1,370,000	1,365,034
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%), 09/02/2024(r)	1,368,000	1,362,015
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%), 10/22/2025	1,605,000	1,610,826
Windstream Services LLC, Term Loan B-6,8.25% (3 mo. Prime Rate + 5.00%), 03/29/2021(e)(r)	184,810	113,658
		12,084,179
Total Variable Rate Senior Loan Interests (Cost $42,157,525)		42,883,636
	Shares
Preferred Stocks–1.38%
United States–1.38%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	11,100,000	13,478,711
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	3,700,000	4,060,787
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	7,400,000	7,659,000
Claire’s Holdings LLC, Series A, Pfd.	195	38,025
MetLife, Inc., 3.85%, Series G, Pfd.(c)	12,332,000	12,763,620
Total Preferred Stocks (Cost $36,320,472)		38,000,143
Principal Amount		Value
Agency Credit Risk Transfer Notes–1.22%
United States–1.22%
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 2.53% (1 mo. USD LIBOR + 2.40%), 04/25/2031(b)(i)	$3,115,556	$3,137,669
Series 2019-R02, Class 1M2, 2.43% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(i)	886,142	891,494
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 2.98% (1 mo. USD LIBOR + 2.85%), 11/25/2029(i)	2,582,253	2,636,107
Series 2017-C07, Class 1M2, 2.53% (1 mo. USD LIBOR + 2.40%), 05/25/2030(i)	1,081,179	1,092,178
Series 2018-C04, Class 2M2, 2.68% (1 mo. USD LIBOR + 2.55%), 12/25/2030(i)	1,644,946	1,664,724
Series 2018-C06, Class 2M2, 2.23% (1 mo. USD LIBOR + 2.10%), 03/25/2031(i)	4,626,087	4,651,327
Series 2019-R03, Class 1M2, 2.28% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(i)	1,859,640	1,870,852
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Freddie Mac,
Series 2016-DNA2, Class M3, STACR®, 4.78% (1 mo. USD LIBOR + 4.65%), 10/25/2028(i)	$1,708,922	$1,792,031
Series 2016-DNA3, Class M3, STACR®, 5.13% (1 mo. USD LIBOR + 5.00%), 12/25/2028(i)	5,691,725	6,001,720
Series 2017-DNA1, Class M2, STACR®, 3.38% (1 mo. USD LIBOR + 3.25%), 07/25/2029(i)	5,163,465	5,345,488
Series 2018-DNA1, Class M2, STACR®, 1.93% (1 mo. USD LIBOR + 1.80%), 07/25/2030(i)	2,683,069	2,683,649
Series 2019-HRP1, Class M2, STACR®, 1.53% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(i)	1,700,686	1,697,480
Total Agency Credit Risk Transfer Notes (Cost $32,480,310)		33,464,719
Investment Companies–0.07%
United States–0.07%
Invesco Master Event-Linked Bond Fund, Class R6,(s) (Cost $2,167,247)	137,614	2,012,024
	Shares
Common Stocks & Other Equity Interests–0.02%
Kazakhstan–0.00%
Astana-Finance JSC, GDR(b)(e)(t)	1,681,848	2
Shares		Value
United States–0.02%
ACNR Holdings, Inc.(t)(u)	1,781	$27,605
ACNR Holdings, Inc.(e)(t)(u)	348	5,394
Claire’s Holdings LLC(t)	614	135,080
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(e)(t)	2,297	0
McDermott International Ltd.(t)	38,319	39,085
McDermott International Ltd.(e)(t)	55,393	56,501
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(e)(t)	76,715	9,973
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(e)(t)	85,239	11,081
Party City Holdco, Inc.(t)	10,188	73,253
Quicksilver Resources, Inc.(e)(t)	12,760,000	0
Sabine Oil & Gas Holdings, Inc.(t)	2,510	35,140
		393,112
Total Common Stocks & Other Equity Interests (Cost $17,571,976)		393,114
Money Market Funds–7.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(s)(v)	70,342,556	70,342,556
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(s)(v)	50,216,054	50,236,141
Invesco Treasury Portfolio, Institutional Class, 0.01%(s)(v)	80,391,493	80,391,493
Total Money Market Funds (Cost $200,971,300)		200,970,190
Options Purchased–1.33%
(Cost $46,304,767)(w)		36,613,624
TOTAL INVESTMENTS IN SECURITIES—98.35% (Cost $2,676,235,492)		2,700,692,736
OTHER ASSETS LESS LIABILITIES–1.65%		45,312,931
NET ASSETS–100.00%		$2,746,005,667
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CLP	– Chile Peso
Conv.	– Convertible
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
THB	– Thai Baht
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $1,383,938,065, which represented 50.40% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Zero coupon bond issued at a discount.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2021 was $3,829,233, which represented less than 1% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2021.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2021.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(o)	Principal amount of security and interest payments are adjusted for inflation.
(p)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(q)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(r)	This variable rate interest will settle after January 31, 2021, at which time the interest rate will be determined.
(s)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco Master Event-Linked Bond Fund, Class R6	$7,986,838	$-	$(5,753,446)	$(1,850,045)	$1,628,677	$2,012,024	$17,647
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	24,182,945	189,334,665	(143,175,054)	-	-	70,342,556	3,131
Invesco Liquid Assets Portfolio, Institutional Class	17,264,568	135,239,045	(102,267,895)	789	(366)	50,236,141	6,432
Invesco Treasury Portfolio, Institutional Class	27,637,651	216,382,475	(163,628,633)	-	-	80,391,493	1,526
Total	$77,072,002	$540,956,185	$(414,825,028)	$(1,849,256)	$1,628,311	$202,982,214	$28,736

(t)	Non-income producing security.
(u)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(v)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(w)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
CNH versus TWD	Call	Goldman Sachs International	11/17/2021	TWD	4.10	CNH	150,000,000	$ 652,817
CNY versus TWD	Call	Goldman Sachs International	07/13/2021	TWD	4.21	CNY	240,000,000	615,156
EUR versus USD	Call	Bank of America, N.A.	02/01/2021	USD	1.25	EUR	1,850,000	22
EUR versus USD	Call	Bank of America, N.A.	02/01/2021	USD	1.25	EUR	1,850,000	2
EUR versus USD	Call	Bank of America, N.A.	02/19/2021	USD	1.26	EUR	3,700,000	40,797
Subtotal — Foreign Currency Call Options Purchased								1,308,794
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	8,750,000	$166,775
EUR versus PLN	Put	Morgan Stanley & Co. International PLC	10/28/2021	PLN	4.20	EUR	7,500,000	340,929
EUR versus SEK	Put	Morgan Stanley & Co. International PLC	04/29/2021	SEK	9.82	EUR	1,500,000	189,847
USD versus BRL	Put	Bank of New York Mellon	08/17/2021	BRL	3.85	USD	3,540,000	38,037
USD versus BRL	Put	Goldman Sachs International	02/01/2021	BRL	5.10	USD	37,500,000	38
USD versus BRL	Put	Goldman Sachs International	02/12/2021	BRL	3.85	USD	3,750,000	4
USD versus BRL	Put	Goldman Sachs International	04/26/2021	BRL	4.75	USD	3,750,000	190,181
USD versus BRL	Put	Goldman Sachs International	07/12/2021	BRL	4.75	USD	3,750,000	358,118
USD versus BRL	Put	Morgan Stanley & Co. International PLC	02/24/2021	BRL	5.00	USD	4,250,000	163,527
USD versus BRL	Put	Morgan Stanley & Co. International PLC	03/09/2021	BRL	5.00	USD	3,650,000	255,376
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	03/10/2021	CLP	700.00	USD	60,000,000	156,960
USD versus CLP	Put	Morgan Stanley & Co. International PLC	07/14/2021	CLP	725.00	USD	60,000,000	1,751,520
USD versus CNH	Put	J.P. Morgan Chase Bank, N.A.	07/15/2021	CNH	6.35	USD	1,875,000	420,499
USD versus CNH	Put	Standard Chartered Bank PLC	07/28/2021	CNH	6.40	USD	4,300,000	3,165,626
USD versus IDR	Put	Goldman Sachs International	02/23/2021	IDR	14,115.00	USD	37,000,000	438,191
USD versus IDR	Put	J.P. Morgan Chase Bank, N.A.	05/05/2021	IDR	14,020.00	USD	56,250,000	760,894
USD versus INR	Put	Bank of New York Mellon	06/11/2021	INR	71.00	USD	3,750,000	788,771
USD versus INR	Put	Goldman Sachs International	07/29/2021	INR	73.50	USD	75,000,000	713,025
USD versus INR	Put	Standard Chartered Bank PLC	04/09/2021	INR	69.70	USD	3,700,000	131,306
USD versus KRW	Put	Bank of America, N.A.	03/18/2021	KRW	1,071.00	USD	60,000,000	37,440
USD versus KRW	Put	Goldman Sachs International	07/20/2021	KRW	1,050.00	USD	60,000,000	156,240
USD versus MXN	Put	Bank of America, N.A.	02/10/2021	MXN	19.55	USD	1,875,000	43,226
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	75,000,000	1,863,525
USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	04/06/2021	NOK	8.23	USD	42,500,000	238,043
USD versus RUB	Put	Goldman Sachs International	03/08/2021	RUB	67.99	USD	67,300,000	12,316
USD versus RUB	Put	Goldman Sachs International	03/26/2021	RUB	74.80	USD	67,300,000	999,876
USD versus RUB	Put	Goldman Sachs International	04/29/2021	RUB	70.00	USD	9,000,000	779,202
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	06/02/2021	RUB	67.00	USD	9,000,000	312,435
USD versus TRY	Put	Goldman Sachs International	11/11/2021	TRY	7.70	USD	15,000,000	433,995
USD versus TRY	Put	J.P. Morgan Chase Bank, N.A.	04/07/2021	TRY	7.10	USD	30,000,000	203,130
USD versus ZAR	Put	Goldman Sachs International	03/18/2021	ZAR	14.17	USD	60,000,000	164,100
USD versus ZAR	Put	Standard Chartered Bank PLC	02/16/2021	ZAR	14.40	USD	62,000,000	78,368
Subtotal — Foreign Currency Put Options Purchased								15,351,520
Total Foreign Currency Options Purchased								$16,660,314

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,925,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	Bank of America, N.A.	1.38%	Receive	3 Month USD LIBOR	Semi-Annual	01/14/2022	USD	74,000,000	$2,654,777
31 Year Interest Rate Swap	Call	Goldman Sachs International	1.38	Receive	3 Month USD LIBOR	Semi Annual	01/11/2022	USD	148,000,000	5,323,681
Subtotal — Interest Rate Call Swaptions Purchased										7,978,458
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Put	Bank of America, N.A.	0.41%	Pay	6 Month EUR LIBOR	Semi Annual	02/08/2021	EUR	937,500,000	$11
32 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	Pay	3 Month USD LIBOR	Quarterly	05/31/2022	USD	133,200,000	5,957,445
32 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	Pay	3 Month USD LIBOR	Quarterly	09/26/2022	USD	104,700,000	5,566,169
4 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.61	Pay	6 Month EUR LIBOR	Semi Annual	04/06/2021	EUR	354,000,000	438
4 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.62	Pay	6 Month EUR LIBOR	Semi Annual	04/12/2021	EUR	353,750,000	382
7 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.12	Pay	6 Month EUR LIBOR	Semi Annual	03/29/2021	EUR	353,800,000	769
Subtotal — Interest Rate Put Swaptions Purchased										11,525,214
Total Interest Rate Swaptions Purchased										$19,503,672

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,925,000.

Open Over-The-Counter Credit Default Swaptions Purchased(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value	Value
Credit Risk
J.P. Morgan Chase Bank, N.A	Call	2.25%	Markit iTraxx Europe Index, Series 34, Version 2	5.00%	Quarterly	04/21/2021	2.68%	166,500,000	$396,052
J.P. Morgan Chase Bank, N.A	Call	2.25	Markit iTraxx Europe Index, Series 34, Version 2	5.00	Quarterly	03/17/2021	2.68	44,400,000	53,586
Total Credit Default Swaptions Purchased									$449,638

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,925,000.
(b)	Implied credit spreads represent the current level, as of January 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Put	1.05%	Markit CDX North America High Yield Index, Series 35, Version 1	(5.00)%	Quarterly	02/17/2021	3.16%	$(910,200)	USD	222,000,000	$(422,752)	$487,448
Goldman Sachs International	Put	1.06	Markit CDX North America High Yield Index, Series 35, Version 1	Pay	Quarterly	03/17/2021	3.16	(1,184,000)	USD	185,000,000	(1,317,872)	(133,872)
J.P. Morgan Chase Bank, N.A	Put	3.25	Markit iTraxx Europe Index, Series 34, Version 2	(5.00)	Quarterly	03/17/2021	2.68	(268,607)	EUR	44,400,000	(312,890)	(44,283)
J.P. Morgan Chase Bank, N.A	Put	3.50	Markit iTraxx Europe Index, Series 34, Version 2	(5.00)	Quarterly	04/21/2021	2.68	(1,392,235)	EUR	166,500,000	(1,542,263)	(150,028)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written(a)—(continued)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Call	1.09	Markit CDX North America High Yield Index, Series 35, Version 1	Receive	Quarterly	03/17/2021	3.16%	$(499,500)	USD	185,000,000	$(770,266)	$(270,766)
Total Credit Default Swaptions Written								$(4,254,542)			$(4,366,043)	$(111,501)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,925,000.
(b)	Implied credit spreads represent the current level, as of January 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
USD versus BRL	Call	Goldman Sachs International	02/04/2021	BRL	5.55	$(546,675)	USD	55,500,000	$(330,891)	$215,784
USD versus BRL	Call	Goldman Sachs International	09/01/2021	BRL	6.00	(987,300)	USD	37,500,000	(1,156,875)	(169,575)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	03/04/2021	BRL	5.67	(704,850)	USD	55,500,000	(732,600)	(27,750)
USD versus BRL	Call	Morgan Stanley & Co. International PLC	02/24/2021	BRL	5.50	(792,200)	USD	42,500,000	(878,730)	(86,530)
USD versus CLP	Call	J.P. Morgan Chase Bank, N.A.	03/10/2021	CLP	725.00	(381,429)	USD	30,000,000	(730,890)	(349,461)
USD versus CLP	Call	Morgan Stanley & Co. International PLC	07/14/2021	CLP	780.00	(1,134,840)	USD	60,000,000	(1,011,360)	123,480
USD versus CNH	Call	Standard Chartered Bank PLC	07/28/2021	CNH	7.13	(504,820)	USD	43,000,000	(80,754)	424,066
USD versus CNH	Call	Standard Chartered Bank PLC	11/08/2021	CNH	6.90	(1,710,000)	USD	90,000,000	(694,980)	1,015,020
USD versus COP	Call	Morgan Stanley & Co. International PLC	04/28/2021	COP	3,750.00	(1,277,640)	USD	78,000,000	(992,784)	284,856
USD versus IDR	Call	Goldman Sachs International	02/23/2021	IDR	14,750.00	(263,366)	USD	37,000,000	(32,634)	230,732
USD versus IDR	Call	J.P. Morgan Chase Bank, N.A.	05/05/2021	IDR	15,120.00	(596,250)	USD	56,250,000	(260,044)	336,206
USD versus ILS	Call	J.P. Morgan Chase Bank, N.A.	03/17/2021	ILS	3.34	(155,550)	USD	30,000,000	(156,420)	(870)
USD versus INR	Call	Bank of New York Mellon	06/11/2021	INR	83.00	(630,000)	USD	3,750,000	(37,474)	592,526
USD versus INR	Call	Bank of New York Mellon	07/02/2021	INR	84.05	(373,125)	USD	3,750,000	(43,305)	329,820
USD versus INR	Call	Goldman Sachs International	04/09/2021	INR	77.50	(596,440)	USD	3,700,000	(139,627)	456,813
USD versus INR	Call	Standard Chartered Bank PLC	04/09/2021	INR	77.75	(657,490)	USD	3,700,000	(119,443)	538,047
USD versus KRW	Call	Bank of America, N.A.	03/18/2021	KRW	1,130.00	(340,620)	USD	60,000,000	(419,340)	(78,720)
USD versus KRW	Call	Goldman Sachs International	07/20/2021	KRW	1,185.00	(276,000)	USD	60,000,000	(388,140)	(112,140)
USD versus MXN	Call	Bank of America, N.A.	05/10/2021	MXN	22.35	(751,162)	USD	37,500,000	(422,812)	328,350
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	23.09	$(1,710,375)	USD	75,000,000	$(2,109,450)	$(399,075)
USD versus MXN	Call	Morgan Stanley & Co. International PLC	05/14/2021	MXN	22.50	(325,326)	USD	17,500,000	(190,418)	134,908
USD versus NOK	Call	J.P. Morgan Chase Bank, N.A.	04/06/2021	NOK	8.63	(652,800)	USD	42,500,000	(764,490)	(111,690)
USD versus RUB	Call	Goldman Sachs International	02/24/2021	RUB	80.00	(1,017,375)	USD	3,750,000	(367,395)	649,980
USD versus RUB	Call	Goldman Sachs International	04/20/2021	RUB	80.00	(335,556)	USD	36,000,000	(491,256)	(155,700)
USD versus RUB	Call	Goldman Sachs International	08/23/2021	RUB	85.00	(864,000)	USD	3,750,000	(685,972)	178,028
USD versus RUB	Call	J.P. Morgan Chase Bank, N.A.	06/02/2021	RUB	82.00	(1,116,720)	USD	72,000,000	(1,149,624)	(32,904)
USD versus SEK	Call	Morgan Stanley & Co. International PLC	04/29/2021	SEK	8.55	(474,600)	USD	60,000,000	(565,020)	(90,420)
USD versus TRY	Call	Goldman Sachs International	11/11/2021	TRY	12.00	(1,177,629)	USD	37,500,000	(407,063)	770,566
USD versus ZAR	Call	Goldman Sachs International	03/18/2021	ZAR	15.61	(813,660)	USD	60,000,000	(946,860)	(133,200)
USD versus ZAR	Call	Standard Chartered Bank PLC	02/16/2021	ZAR	15.75	(658,006)	USD	62,000,000	(291,524)	366,482
Subtotal — Foreign Currency Call Options Written						(21,825,804)			(16,598,175)	5,227,629
Currency Risk
CNH versus TWD	Put	Goldman Sachs International	11/17/2021	TWD	3.83	(279,548)	CNH	195,000,000	(215,606)	63,942
CNY versus TWD	Put	Goldman Sachs International	07/13/2021	TWD	4.09	(527,831)	CNY	240,000,000	(237,927)	289,904
USD versus CLP	Put	Morgan Stanley & Co. International PLC	07/14/2021	CLP	690.00	(795,480)	USD	60,000,000	(666,240)	129,240
USD versus IDR	Put	Goldman Sachs International	02/23/2021	IDR	13,685.00	(122,137)	USD	37,000,000	(41,033)	81,104
USD versus ILS	Put	J.P. Morgan Chase Bank, N.A.	03/17/2021	ILS	3.19	(155,550)	USD	30,000,000	(55,170)	100,380
USD versus INR	Put	Goldman Sachs International	07/29/2021	INR	71.50	(178,500)	USD	75,000,000	(221,325)	(42,825)
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(673,800)	USD	75,000,000	(458,325)	215,475
Subtotal — Foreign Currency Put Options Written						(2,732,846)			(1,895,626)	837,220
Total – Foreign Currency Options Written						$(24,558,650)			$(18,493,801)	$6,064,849

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,925,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.95%	3 Month CDOR	Pay	Quarterly	02/12/2021	$(375,413)	CAD	222,000,000	$(92,180)	$283,233
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.91	3 Month CDOR	Pay	Quarterly	02/16/2021	(120,044)	CAD	74,000,000	(74,519)	45,526
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.90	3 Month CDOR	Pay	Quarterly	02/11/2021	(118,729)	CAD	74,000,000	(79,492)	39,237
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.90	3 Month CDOR	Pay	Quarterly	02/22/2021	(156,037)	CAD	101,600,000	(151,959)	4,078
31 Year Interest Rate Swap	Put	Bank of America, N.A.	1.77	3 Month USD LIBOR	Pay	Quarterly	02/26/2021	(843,600)	USD	148,000,000	(900,577)	(56,977)
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.81	3 Month CDOR	Pay	Quarterly	02/05/2021	(71,423)	CAD	44,160,000	(141,595)	(70,172)
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.82	3 Month CDOR	Pay	Quarterly	02/05/2021	(148,797)	CAD	92,000,000	(278,219)	(129,422)
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.81	3 Month CDOR	Pay	Quarterly	02/04/2021	(176,801)	CAD	110,250,000	(359,815)	(183,014)
5 Year Interest Rate Swap	Put	Goldman Sachs International	1.12	KRW Certificate of Deposit	Pay	Quarterly	02/08/2021	(141,788)	KRW	74,000,000,000	(122,526)	19,262
10 Year Interest Rate Swap	Put	Goldman Sachs International	1.00	6 Month AUD BBSW	Pay	Semi-Annual	02/04/2021	(374,237)	AUD	74,000,000	(834,036)	(459,799)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.24	3 Month USD LIBOR	Pay	Quarterly	02/16/2021	(374,625)	USD	111,000,000	(191,299)	183,326
30 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	1.78	3 Month USD LIBOR	Pay	Quarterly	02/16/2021	(514,300)	USD	74,000,000	(218,082)	296,218
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.89	3 Month CDOR	Pay	Quarterly	02/11/2021	(231,666)	CAD	148,000,000	(189,243)	42,423
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.90	3 Month CDOR	Pay	Quarterly	02/11/2021	(118,729)	CAD	74,000,000	(76,667)	42,062
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.87	3 Month CDOR	Pay	Quarterly	02/08/2021	(149,599)	CAD	92,500,000	(147,295)	2,304
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.89	3 Month CDOR	Pay	Quarterly	02/22/2021	(60,053)	CAD	37,000,000	(61,326)	(1,273)
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.88	3 Month CDOR	Pay	Quarterly	02/16/2021	(120,044)	CAD	74,000,000	(123,455)	(3,411)
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.88	3 Month CDOR	Pay	Quarterly	02/26/2021	(231,069)	CAD	148,000,000	(308,372)	(77,303)
Total Open Over-The-Counter Interest Rate Swaptions Written								$(4,326,954)			$(4,350,657)	$(23,702)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,925,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	677	March-2021	$149,601,132	$20,436	$20,436
U.S. Treasury 10 Year Notes	610	March-2021	83,589,063	(484,965)	(484,965)
U.S. Treasury Long Bonds	14	March-2021	2,362,063	(50,337)	(50,337)
Subtotal—Long Futures Contracts				(514,866)	(514,866)
Short Futures Contracts
Interest Rate Risk
Australia 10 Year Bonds	403	March-2021	(44,926,271)	27,696	27,696
Canada 10 Year Bonds	2,440	March-2021	(281,656,618)	2,037,109	2,037,109
Euro Bund	37	March-2021	(7,958,761)	2,666	2,666
Euro Buxl 30 Year Bonds	524	March-2021	(140,724,659)	1,361,560	1,361,560
Euro-BOBL	17	March-2021	(2,790,254)	(1,298)	(1,298)
Euro-BTP	747	March-2021	(136,884,746)	71,053	71,053
U.S. Treasury 5 Year Notes	376	March-2021	(47,329,000)	(12,509)	(12,509)
U.S. Treasury 10 Year Ultra Bonds	583	March-2021	(89,681,797)	1,447,062	1,447,062
U.S. Treasury Ultra Bonds	667	March-2021	(136,547,406)	1,121,138	1,121,138
Subtotal—Short Futures Contracts				6,054,477	6,054,477
Total Futures Contracts				$5,539,611	$5,539,611

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/02/2021	Bank of America, N.A.	BRL	251,066,195	USD	47,982,281	$2,095,271
02/02/2021	Bank of America, N.A.	USD	45,849,303	BRL	251,066,195	37,710
03/02/2021	Bank of America, N.A.	BRL	32,196,000	USD	6,000,000	120,257
03/17/2021	Bank of America, N.A.	CLP	1,552,090,820	USD	2,121,212	7,868
03/17/2021	Bank of America, N.A.	EUR	66,761,320	USD	81,113,668	18,070
03/17/2021	Bank of America, N.A.	JPY	888,105,738	USD	8,519,490	37,115
03/17/2021	Bank of America, N.A.	MXN	134,600,450	USD	6,723,467	187,214
03/17/2021	Bank of America, N.A.	NOK	320,782,498	USD	37,900,106	451,620
03/17/2021	Bank of America, N.A.	USD	74,362,331	AUD	98,858,472	1,208,918
03/17/2021	Bank of America, N.A.	USD	29,272,728	COP	106,002,911,712	381,963
03/17/2021	Bank of America, N.A.	USD	6,202,077	GBP	4,669,817	197,761
03/17/2021	Bank of America, N.A.	USD	120,634,935	NOK	1,057,992,510	2,876,222
04/19/2021	Bank of America, N.A.	EUR	19,934,209	USD	24,300,000	67,847
04/19/2021	Bank of America, N.A.	USD	44,152,100	EUR	37,000,000	825,339
05/28/2021	Bank of America, N.A.	USD	20,657,533	ZAR	341,500,000	1,571,711
03/02/2021	Citibank, N.A.	BRL	192,224,136	USD	35,657,220	552,598
03/17/2021	Citibank, N.A.	MXN	129,150,200	USD	6,407,983	136,396
03/17/2021	Citibank, N.A.	NOK	427,250,000	USD	49,947,977	70,363
03/17/2021	Citibank, N.A.	RUB	4,698,591,190	USD	63,304,988	1,521,351
03/17/2021	Citibank, N.A.	USD	5,670,352	EUR	4,669,684	1,957
03/17/2021	Citibank, N.A.	USD	80,743,793	IDR	1,148,176,737,500	675,959
03/17/2021	Citibank, N.A.	USD	48,731,821	NOK	427,250,000	1,145,793
02/02/2021	Goldman Sachs International	BRL	60,825,800	USD	11,500,000	382,955
02/02/2021	Goldman Sachs International	USD	16,933,784	BRL	92,727,706	13,928
02/03/2021	Goldman Sachs International	BRL	70,748,710	USD	13,435,000	504,646
02/08/2021	Goldman Sachs International	RUB	1,589,400,000	USD	21,411,540	424,216
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/10/2021	Goldman Sachs International	USD	4,617,297	ZAR	71,626,275	$112,751
02/25/2021	Goldman Sachs International	RUB	2,223,375,000	USD	31,796,849	2,496,077
02/25/2021	Goldman Sachs International	USD	26,250,000	RUB	2,223,375,000	3,050,773
03/08/2021	Goldman Sachs International	BRL	95,000,000	USD	23,069,451	5,722,969
03/09/2021	Goldman Sachs International	RUB	247,254,816	USD	3,365,000	110,920
03/09/2021	Goldman Sachs International	USD	7,500,000	RUB	603,160,500	438,095
03/17/2021	Goldman Sachs International	EUR	10,136,652	USD	12,325,661	12,576
03/17/2021	Goldman Sachs International	KRW	18,659,118,200	USD	17,140,000	454,976
03/17/2021	Goldman Sachs International	MXN	224,088,000	USD	11,142,652	260,847
03/17/2021	Goldman Sachs International	RUB	596,242,620	USD	8,001,807	161,576
03/17/2021	Goldman Sachs International	USD	13,000,000	INR	954,850,000	12,247
03/17/2021	Goldman Sachs International	USD	1,372,878	TRY	11,154,634	124,251
03/17/2021	Goldman Sachs International	USD	9,160,423	ZAR	140,740,740	87,928
05/10/2021	Goldman Sachs International	USD	24,500,000	MXN	536,530,400	1,403,538
09/03/2021	Goldman Sachs International	BRL	38,233,541	USD	7,185,000	268,795
11/12/2021	Goldman Sachs International	USD	8,158,480	TRY	69,103,950	243,112
02/02/2021	J.P. Morgan Chase Bank, N.A.	BRL	61,490,500	USD	11,500,000	261,469
02/02/2021	J.P. Morgan Chase Bank, N.A.	USD	11,229,296	BRL	61,490,500	9,236
02/08/2021	J.P. Morgan Chase Bank, N.A.	RUB	3,178,800,000	USD	44,724,814	2,750,167
03/16/2021	J.P. Morgan Chase Bank, N.A.	EUR	2,190,000	USD	2,666,255	6,103
03/16/2021	J.P. Morgan Chase Bank, N.A.	USD	6,613,789	EUR	5,450,000	6,224
03/17/2021	J.P. Morgan Chase Bank, N.A.	AUD	148,331,760	USD	114,704,778	1,314,229
03/17/2021	J.P. Morgan Chase Bank, N.A.	EUR	562,456,786	USD	685,688,540	2,467,034
03/17/2021	J.P. Morgan Chase Bank, N.A.	JPY	4,945,417,461	USD	47,500,708	266,598
03/17/2021	J.P. Morgan Chase Bank, N.A.	MXN	1,433,247,085	USD	70,948,733	1,349,669
03/17/2021	J.P. Morgan Chase Bank, N.A.	NOK	74,050,000	USD	8,659,188	14,513
03/17/2021	J.P. Morgan Chase Bank, N.A.	RUB	1,041,186,299	USD	14,007,002	316,030
03/17/2021	J.P. Morgan Chase Bank, N.A.	SEK	233,246,644	USD	28,012,063	86,331
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	72,133,363	AUD	94,529,936	128,985
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	24,689,710	CLP	18,334,782,666	275,138
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	109,352,851	CNY	719,289,302	1,793,770
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	69,282,628	GBP	52,022,381	2,012,421
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	97,778,112	INR	7,272,149,305	1,323,324
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	8,441,307	NOK	74,051,362	203,527
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	14,000,646	RUB	1,070,873,011	80,687
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	38,714,594	THB	1,199,980,500	1,372,992
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	49,915,749	TRY	406,367,644	4,625,251
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	15,541,604	ZAR	236,910,000	26,219
03/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	585,145,137	USD	39,025,000	573,959
04/19/2021	J.P. Morgan Chase Bank, N.A.	EUR	24,412,757	USD	29,747,652	71,347
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	42,144,165	EUR	36,225,000	2,019,881
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	40,072,873	NOK	382,538,562	4,557,994
01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	421,076,475	USD	20,250,000	454,604
02/02/2021	Morgan Stanley & Co. International PLC	BRL	465,343,196	USD	87,300,771	2,250,657
02/02/2021	Morgan Stanley & Co. International PLC	USD	84,980,222	BRL	465,343,196	69,893
02/05/2021	Morgan Stanley & Co. International PLC	USD	14,925,000	CLP	11,241,510,000	374,731
03/17/2021	Morgan Stanley & Co. International PLC	AUD	36,036,375	USD	28,001,885	454,283
03/17/2021	Morgan Stanley & Co. International PLC	CLP	12,107,053,000	USD	16,570,000	84,900
03/17/2021	Morgan Stanley & Co. International PLC	COP	57,503,300,000	USD	16,193,551	106,798
03/17/2021	Morgan Stanley & Co. International PLC	EUR	42,118,972	USD	51,196,031	33,724
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/17/2021	Morgan Stanley & Co. International PLC	JPY	2,874,008,600	USD	28,013,691	$563,786
03/17/2021	Morgan Stanley & Co. International PLC	MXN	567,098,592	USD	28,077,197	538,658
03/17/2021	Morgan Stanley & Co. International PLC	NOK	229,306,579	USD	27,011,247	241,756
03/17/2021	Morgan Stanley & Co. International PLC	RUB	1,062,852,981	USD	14,301,998	326,123
03/17/2021	Morgan Stanley & Co. International PLC	USD	29,938,041	AUD	39,807,519	492,370
03/17/2021	Morgan Stanley & Co. International PLC	USD	2,471,365	CLP	1,816,453,334	1,938
03/17/2021	Morgan Stanley & Co. International PLC	USD	26,727,272	COP	97,091,270,104	434,356
03/17/2021	Morgan Stanley & Co. International PLC	USD	14,007,891	RUB	1,071,156,810	77,174
03/17/2021	Morgan Stanley & Co. International PLC	USD	18,910,191	THB	567,740,663	56,244
05/10/2021	Morgan Stanley & Co. International PLC	MXN	564,313,122	USD	28,023,354	778,474
05/11/2021	Morgan Stanley & Co. International PLC	USD	15,050,000	MXN	311,986,500	10,945
03/17/2021	Royal Bank of Canada	JPY	93,526,076	USD	897,305	4,029
03/17/2021	Royal Bank of Canada	USD	14,886,808	EUR	12,270,797	18,644
03/17/2021	Royal Bank of Canada	USD	12,904,541	GBP	9,710,000	402,710
03/17/2021	Standard Chartered Bank PLC	IDR	36,534,000,000	USD	2,607,709	17,002
11/10/2021	Standard Chartered Bank PLC	USD	33,499,170	CNY	227,121,020	1,055,107
Subtotal—Appreciation						67,238,483
Currency Risk
02/02/2021	Bank of America, N.A.	BRL	425,651,863	USD	77,731,854	(63,931)
02/02/2021	Bank of America, N.A.	USD	81,145,648	BRL	425,651,863	(3,349,862)
03/17/2021	Bank of America, N.A.	GBP	29,880,534	USD	39,684,936	(1,265,403)
03/17/2021	Bank of America, N.A.	HUF	8,054,942,944	USD	27,311,372	(56,885)
03/17/2021	Bank of America, N.A.	USD	5,268,523	CAD	6,698,190	(29,849)
03/17/2021	Bank of America, N.A.	USD	11,044,168	EUR	9,090,000	(2,460)
03/17/2021	Bank of America, N.A.	USD	3,406,801	MXN	68,670,882	(72,115)
03/17/2021	Bank of America, N.A.	USD	28,002,041	SEK	229,398,320	(537,054)
03/17/2021	Bank of America, N.A.	USD	38,122,515	ZAR	579,824,391	(21,111)
05/28/2021	Bank of America, N.A.	ZAR	341,500,000	USD	20,000,000	(2,229,244)
08/30/2021	Bank of America, N.A.	EUR	36,421,200	USD	42,777,792	(1,625,453)
02/02/2021	Citibank, N.A.	BRL	121,475,426	USD	22,183,646	(18,246)
02/02/2021	Citibank, N.A.	USD	22,549,736	BRL	121,475,426	(347,844)
02/03/2021	Citibank, N.A.	USD	13,133,230	BRL	70,748,710	(202,876)
03/17/2021	Citibank, N.A.	COP	48,081,000,000	USD	13,104,661	(346,170)
03/17/2021	Citibank, N.A.	EGP	61,500,000	USD	3,837,155	(28,134)
03/17/2021	Citibank, N.A.	EUR	193,280,000	USD	234,698,049	(80,970)
03/17/2021	Citibank, N.A.	GBP	9,281,000	USD	12,339,043	(380,277)
03/17/2021	Citibank, N.A.	IDR	1,380,073,000,000	USD	97,051,547	(812,483)
03/17/2021	Citibank, N.A.	USD	28,211,827	CLP	20,590,414,137	(175,686)
03/17/2021	Citibank, N.A.	USD	37,468,915	EUR	30,540,000	(371,692)
03/17/2021	Citibank, N.A.	USD	19,312,500	MXN	387,543,937	(493,208)
02/02/2021	Goldman Sachs International	BRL	31,901,906	USD	5,812,500	(18,166)
02/08/2021	Goldman Sachs International	USD	23,350,008	RUB	1,589,400,000	(2,362,684)
02/10/2021	Goldman Sachs International	ZAR	71,626,275	USD	4,650,000	(80,048)
02/18/2021	Goldman Sachs International	USD	9,525,000	BRL	48,205,073	(718,410)
02/24/2021	Goldman Sachs International	RUB	714,843,750	USD	9,375,000	(46,671)
02/25/2021	Goldman Sachs International	IDR	358,368,000,000	USD	24,250,000	(1,218,723)
03/08/2021	Goldman Sachs International	USD	22,902,604	BRL	95,000,000	(5,556,121)
03/17/2021	Goldman Sachs International	CNY	181,840,400	USD	28,000,000	(98,494)
03/17/2021	Goldman Sachs International	USD	102,820,402	EUR	84,559,729	(104,911)
03/17/2021	Goldman Sachs International	USD	28,000,000	KRW	30,268,000,000	(934,288)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/17/2021	Goldman Sachs International	USD	59,788,881	RUB	4,455,078,810	$(1,207,285)
03/17/2021	Goldman Sachs International	USD	34,702,145	ZAR	527,136,000	(62,999)
04/15/2021	Goldman Sachs International	INR	2,068,762,500	USD	27,750,000	(307,281)
04/28/2021	Goldman Sachs International	BRL	27,433,350	USD	4,725,000	(276,706)
04/30/2021	Goldman Sachs International	RUB	1,595,691,900	USD	19,800,000	(1,076,609)
06/15/2021	Goldman Sachs International	INR	2,033,775,000	USD	25,875,000	(1,510,972)
08/19/2021	Goldman Sachs International	USD	10,900,000	BRL	55,120,210	(916,651)
08/24/2021	Goldman Sachs International	RUB	466,800,000	USD	6,000,000	(27,142)
11/12/2021	Goldman Sachs International	TRY	93,450,000	USD	10,500,000	(861,562)
02/02/2021	J.P. Morgan Chase Bank, N.A.	BRL	58,244,622	USD	10,636,539	(8,748)
02/02/2021	J.P. Morgan Chase Bank, N.A.	USD	11,332,825	BRL	58,244,622	(687,538)
02/08/2021	J.P. Morgan Chase Bank, N.A.	USD	21,413,847	RUB	1,589,400,000	(426,524)
02/18/2021	J.P. Morgan Chase Bank, N.A.	BRL	48,205,000	USD	8,771,882	(34,695)
03/02/2021	J.P. Morgan Chase Bank, N.A.	USD	5,796,430	BRL	31,470,000	(49,271)
03/16/2021	J.P. Morgan Chase Bank, N.A.	EUR	4,750,000	USD	5,756,934	(12,802)
03/16/2021	J.P. Morgan Chase Bank, N.A.	USD	6,198,292	EUR	5,090,000	(15,564)
03/17/2021	J.P. Morgan Chase Bank, N.A.	AUD	225,216,756	USD	169,479,958	(2,684,462)
03/17/2021	J.P. Morgan Chase Bank, N.A.	CLP	18,084,560,000	USD	23,853,460	(770,682)
03/17/2021	J.P. Morgan Chase Bank, N.A.	CNY	364,959,655	USD	55,591,592	(803,008)
03/17/2021	J.P. Morgan Chase Bank, N.A.	GBP	64,725,920	USD	86,855,638	(1,849,211)
03/17/2021	J.P. Morgan Chase Bank, N.A.	INR	4,516,700,000	USD	60,729,556	(821,910)
03/17/2021	J.P. Morgan Chase Bank, N.A.	THB	1,887,770,000	USD	60,301,373	(2,763,103)
03/17/2021	J.P. Morgan Chase Bank, N.A.	TRY	59,278,875	USD	7,500,000	(456,168)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	50,380,677	AUD	64,883,000	(781,595)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	26,269,446	CAD	33,438,299	(117,250)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	441,339,709	EUR	361,427,509	(2,310,342)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	28,016,147	HUF	8,144,574,094	(343,351)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	48,926,545	JPY	5,097,461,036	(240,253)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	70,162,063	MXN	1,406,087,746	(1,881,869)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	11,025,000	ZAR	163,961,044	(250,797)
03/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	2,365,155,574	USD	155,085,391	(333,645)
04/08/2021	J.P. Morgan Chase Bank, N.A.	TRY	38,549,610	USD	5,060,000	(66,344)
04/28/2021	J.P. Morgan Chase Bank, N.A.	BRL	10,762,500	USD	1,875,000	(87,242)
05/07/2021	J.P. Morgan Chase Bank, N.A.	IDR	118,511,250,000	USD	8,250,000	(105,540)
05/19/2021	J.P. Morgan Chase Bank, N.A.	IDR	420,131,250,000	USD	26,250,000	(3,330,036)
06/03/2021	J.P. Morgan Chase Bank, N.A.	RUB	1,662,998,400	USD	20,160,000	(1,512,353)
08/30/2021	J.P. Morgan Chase Bank, N.A.	NOK	378,550,000	USD	42,143,994	(2,021,527)
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	13,500,000	MXN	280,724,400	(302,752)
02/02/2021	Morgan Stanley & Co. International PLC	BRL	265,255,686	USD	48,440,564	(39,841)
02/02/2021	Morgan Stanley & Co. International PLC	USD	50,799,648	BRL	265,255,686	(2,319,244)
02/05/2021	Morgan Stanley & Co. International PLC	CLP	11,241,510,000	USD	14,735,620	(564,111)
03/17/2021	Morgan Stanley & Co. International PLC	CLP	61,773,514,714	USD	82,791,757	(1,319,760)
03/17/2021	Morgan Stanley & Co. International PLC	COP	79,938,390,000	USD	21,940,000	(423,049)
03/17/2021	Morgan Stanley & Co. International PLC	NOK	174,574,950	USD	19,899,003	(481,060)
03/17/2021	Morgan Stanley & Co. International PLC	USD	54,327,192	CAD	69,108,889	(276,918)
03/17/2021	Morgan Stanley & Co. International PLC	USD	37,581,333	CLP	27,087,845,007	(698,216)
03/17/2021	Morgan Stanley & Co. International PLC	USD	33,688,752	EUR	27,460,000	(332,834)
03/17/2021	Morgan Stanley & Co. International PLC	USD	35,366,563	JPY	3,684,488,571	(175,694)
03/17/2021	Morgan Stanley & Co. International PLC	USD	28,024,919	SEK	229,574,531	(538,835)
08/26/2021	Morgan Stanley & Co. International PLC	EUR	19,210,000	USD	22,975,160	(442,804)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/26/2021	Morgan Stanley & Co. International PLC	USD	22,980,000	BRL	124,161,170	$(505,081)
03/17/2021	Royal Bank of Canada	EUR	159,528,689	USD	193,538,611	(242,377)
03/17/2021	Royal Bank of Scotland PLC	EUR	2,410,000	USD	2,926,704	(745)
03/17/2021	Standard Chartered Bank PLC	AUD	21,375,000	USD	16,023,341	(316,537)
04/15/2021	Standard Chartered Bank PLC	INR	2,713,698,400	USD	36,260,000	(544,127)
11/10/2021	Standard Chartered Bank PLC	CNY	197,918,880	USD	29,140,000	(971,452)
Subtotal—Depreciation						(65,157,943)
Total Forward Foreign Currency Contracts						$2,080,540

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month JIBAR	Quarterly	(6.70)%	Quarterly	01/29/2031	ZAR	145,000,000	$—	$0	$0
Receive	3 Month CNRR007	Quarterly	(2.77)	Quarterly	10/16/2025	CNY	267,000,000	—	458	458
Receive	28 Day MXN TIIE	28 Day	(5.50)	28 Day	11/29/2030	MXN	186,650,000	—	806	806
Receive	6 Month CLICP	Semi-Annually	(0.57)	Semi-Annually	07/13/2022	CLP	36,187,500,000	—	2,672	2,672
Receive	6 Month CLICP	Semi-Annually	(0.52)	Semi-Annually	06/26/2022	CLP	37,875,000,000	—	22,533	22,533
Pay	3 Month COOVIBR	Quarterly	2.50	Quarterly	12/24/2023	COP	30,460,000,000	—	47,645	47,645
Pay	28 Day MXN TIIE	28 Day	4.80	28 Day	07/23/2025	MXN	223,500,000	—	65,593	65,593
Pay	BZDIOVRA	At Maturity	5.75	At Maturity	01/02/2025	BRL	39,321,559	—	81,768	81,768
Pay	3 Month COOVIBR	Quarterly	2.53	Quarterly	12/23/2023	COP	48,460,000,000	—	88,049	88,049
Pay	BZDIOVRA	At Maturity	4.84	At Maturity	01/02/2023	BRL	213,582,865	—	104,493	104,493
Pay	BZDIOVRA	At Maturity	4.88	At Maturity	01/02/2023	BRL	212,410,176	—	124,592	124,592
Pay	28 Day MXN TIIE	28 Day	4.67	28 Day	07/02/2024	MXN	429,450,000	—	135,428	135,428
Pay	BZDIOVRA	At Maturity	7.26	At Maturity	01/02/2029	BRL	50,267,476	—	147,745	147,745
Pay	BZDIOVRA	At Maturity	4.92	At Maturity	01/02/2023	BRL	259,413,391	—	189,413	189,413
Pay	BZDIOVRA	At Maturity	5.93	At Maturity	01/02/2025	BRL	65,660,405	—	281,969	281,969
Pay	BZDIOVRA	At Maturity	6.63	At Maturity	01/02/2025	BRL	27,736,204	—	337,167	337,167
Pay	BZDIOVRA	At Maturity	6.03	At Maturity	01/02/2025	BRL	69,882,169	—	359,983	359,983
Pay	28 Day MXN TIIE	28 Day	4.81	28 Day	07/23/2025	MXN	1,361,600,000	—	421,490	421,490
Pay	BZDIOVRA	At Maturity	6.53	At Maturity	01/02/2024	BRL	34,406,328	—	454,345	454,345
Pay	BZDIOVRA	At Maturity	6.61	At Maturity	01/02/2023	BRL	717,750,991	—	493,328	493,328
Pay	28 Day MXN TIIE	28 Day	6.91	28 Day	12/16/2026	MXN	741,375,000	—	676,015	676,015
Pay	3 Month COOVIBR	Quarterly	5.56	Quarterly	08/26/2026	COP	29,197,000,000	—	1,049,711	1,049,711
Pay	BZDIOVRA	At Maturity	5.56	At Maturity	01/02/2023	BRL	235,915,011	—	1,781,883	1,781,883
Pay	1 Month BZDIOVRA	At Maturity	8.42	At Maturity	01/02/2025	BRL	60,391,035	—	2,029,926	2,029,926
Pay	1 Month BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	56,292,938	—	2,249,344	2,249,344
Subtotal — Appreciation								—	11,146,356	11,146,356
Interest Rate Risk
Pay	6 Month CDOR	Semi-Annually	1.06	Semi-Annually	03/26/2030	CAD	327,575,000	—	(5,478,255)	(5,478,255)
Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	525,000,000	—	(630,340)	(630,340)
Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	681,820,000	—	(508,305)	(508,305)
Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	321,750,000	—	(496,405)	(496,405)
Pay	3 Month CNRR007	Quarterly	2.40	Quarterly	07/13/2022	CNY	675,000,000	—	(258,851)	(258,851)
Pay	6 Month CLICP	Semi-Annually	1.16	Semi-Annually	07/13/2025	CLP	14,625,000,000	—	(245,242)	(245,242)
Pay	6 Month CLICP	Semi-Annually	1.20	Semi-Annually	06/26/2025	CLP	15,375,000,000	—	(199,962)	(199,962)
Pay	3 Month CNRR007	Quarterly	2.13	Quarterly	06/29/2022	CNY	135,000,000	—	(128,004)	(128,004)
Pay	BZDIOVRA	At Maturity	4.11	At Maturity	01/02/2023	BRL	184,306,183	—	(113,897)	(113,897)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	BZDIOVRA	At Maturity	5.10%	At Maturity	01/02/2024	BRL	123,546,629	$—	$(88,247)	$(88,247)
Pay	BZDIOVRA	At Maturity	5.92	At Maturity	01/02/2025	BRL	97,597,984	—	(72,662)	(72,662)
Pay	6 Month CDOR	Semi-Annually	0.85	Semi-Annually	01/29/2026	CAD	47,300,000	—	(71,188)	(71,188)
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	148,000,000	—	(871)	(871)
Subtotal — Depreciation								—	(8,292,229)	(8,292,229)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$2,854,127	$2,854,127

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Cargill, Inc.	United Mexican States International Bonds	Buy	(1.00)%	Quarterly	12/20/2025	0.9538%	USD	2,775,000	$(6,592)	$(5,458)	$1,134
Cargill, Inc.	UniCredit S.p.A.	Sell	1.00	Quarterly	12/20/2025	0.7974	EUR	7,400,000	59,454	87,531	28,077
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	12/20/2024	0.5093	EUR	7,500,000	116,350	175,981	59,631
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.4308	EUR	10,000,000	911,344	1,045,953	134,609
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.4308	EUR	35,000,000	3,237,506	3,660,835	423,329
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00	Quarterly	12/20/2021	0.4664	EUR	7,500,000	(143,372)	(37,696)	105,676
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Sell	1.00	Quarterly	12/20/2025	0.5943	EUR	14,800,000	323,591	359,187	35,596
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	12/20/2025	0.7974	EUR	3,600,000	71,386	80,955	9,569
Subtotal—Appreciation									4,569,667	5,367,288	797,621
Credit Risk
Barclays Bank PLC	HSBC Holdings PLC	Buy	(1.00)	Quarterly	12/20/2025	0.2936	EUR	4,440,000	(12,769)	(36,928)	(24,159)
Cargill, Inc.	Host Hotels & Resorts, L.P.	Buy	(1.00)	Quarterly	12/20/2023	0.8507	USD	3,700,000	28,905	(34,818)	(63,723)
Cargill, Inc.	Indonesia Government International Bonds	Buy	(1.00)	Quarterly	12/20/2025	0.7825	USD	18,210,000	79,813	(143,875)	(223,688)
Cargill, Inc.	Markit iTraxx Europe Index, Series 34, Version 1	Buy	(1.00)	Quarterly	12/20/2025	1.1834	EUR	4,625,000	324,329	166,442	(157,887)
Cargill, Inc.	Markit CDX North America High Yield Index, Series 35, Version 1	Buy	(5.00)	Quarterly	12/20/2025	3.1597	USD	22,200,000	(2,683,327)	(3,010,331)	(327,004)
Cargill, Inc.	Italy Government international Bonds	Buy	(1.00)	Quarterly	12/20/2022	0.4577	USD	18,500,000	(513,940)	(572,649)	(58,709)
Cargill, Inc.	Markit iTraxx Europe Index, Series 34, Version 1	Sell	1.00	Quarterly	12/20/2025	0.6332	EUR	9,250,000	433,175	405,055	(28,120)
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	1.0357	EUR	3,750,000	37,790	6,365	(31,425)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.4308	EUR	7,500,000	135,002	(459,119)	(594,121)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	12/20/2021	0.2936	EUR	7,500,000	42,286	(58,136)	(100,422)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)%	Quarterly	12/20/2025	2.0157%	EUR	3,700,000	$289,050	$218,939	$(70,111)
J.P. Morgan Chase Bank, N.A.	UniCredit S.p.A.	Buy	(1.00)	Quarterly	12/20/2025	1.3407	EUR	3,700,000	101,431	73,846	(27,585)
Subtotal—Depreciation									(1,738,255)	(3,445,209)	(1,706,954)
Total Open Over-The-Counter Credit Default Swap Agreements									$2,831,412	$1,922,079	$(909,333)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,925,000.
(b)	Implied credit spreads represent the current level, as of January 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Bank of America, N.A.	Pay	FBIL Overnight MIBOR	Semi-Annually	6.33%	Semi-Annually	01/31/2022	INR	590,000,000	$—	$207,788	$207,788
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.77	Annually	01/14/2030	RUB	595,000,000	—	231,831	231,831
Total Over-The-Counter Interest Rate Swap Aggreements									$—	$439,619	$439,619

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,925,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
EGP	—Egypt Pound
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MIBOR	—Mumbai Interbank Offered Rate
MOSKP	—Moscow Prime Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$1,087,498,476	$144,987	$1,087,643,463
U.S. Dollar Denominated Bonds & Notes	—	871,485,257	—	871,485,257
Asset-Backed Securities	—	210,966,195	—	210,966,195
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	114,710,413	—	114,710,413
U.S. Treasury Securities	—	61,549,958	—	61,549,958
Variable Rate Senior Loan Interests	—	42,769,978	113,658	42,883,636
Preferred Stocks	—	38,000,143	—	38,000,143
Agency Credit Risk Transfer Notes	—	33,464,719	—	33,464,719
Investment Companies	2,012,024	—	—	2,012,024
Common Stocks & Other Equity Interests	112,338	197,825	82,951	393,114
Money Market Funds	200,970,190	—	—	200,970,190
Options Purchased	—	36,613,624	—	36,613,624
Total Investments in Securities	203,094,552	2,497,256,588	341,596	2,700,692,736
Other Investments - Assets*
Futures Contracts	6,088,720	—	—	6,088,720
Forward Foreign Currency Contracts	—	67,238,483	—	67,238,483
Swap Agreements	—	12,383,596	—	12,383,596
	6,088,720	79,622,079	—	85,710,799
Other Investments - Liabilities*
Futures Contracts	(549,109)	—	—	(549,109)
Forward Foreign Currency Contracts	—	(65,157,943)	—	(65,157,943)
Options Written	—	(27,210,501)	—	(27,210,501)
Swap Agreements	—	(9,999,183)	—	(9,999,183)
	(549,109)	(102,367,627)	—	(102,916,736)
Total Other Investments	5,539,611	(22,745,548)	—	(17,205,937)
Total Investments	$208,634,163	$2,474,511,040	$341,596	$2,683,486,799

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Strategic Income Fund